       As filed with the Securities and Exchange Commission on September 6, 2002
                                               Securities Act File No. 333-87521
================================================================================

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                  FORM N-14
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933

                            ----------------------

[X] Pre-Effective Amendment No. 1          [ ] Post-Effective Amendment No. ___

                    SCUDDER RREEF REAL ESTATE SECURITIES FUND
                        OF SCUDDER RREEF SECURITIES TRUST

             (Exact Name of Registrant as Specified in its Charter)

                            ------------------------

        Registrant's Telephone Number, including Area Code 1-888-897-8480

                            ------------------------

                           875 North Michigan Avenue,
                                   41st Floor,
                             Chicago, Illinois 60611
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            ------------------------

                                Arthur Don, Esq.
                              D'Ancona & Pflaum LLC
                        111 East Wacker Drive, Suite 2800
                                Chicago IL 60601
                     (Name and Address of Agent for Service)

                           ------------------------
                                  Copies to:
                            Richard W. Grant, Esq.
                         Morgan, Lewis & Bockius LLP
             1701 Market Street, Philadelphia, Pennsylvania 19103

                          -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Units of Beneficial Interest.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                    Scudder RREEF Real Estate Securities Fund
                                    FORM N-14
                              CROSS REFERENCE SHEET


PART A

1.   Beginning of Registration Statement and
     Outside Front Cover Page of Prospectus ..............      Cover Page of Registration Statement; Cross-Reference
                                                                Sheet; Front Cover Page of Proxy Statement/Prospectus

2.   Beginning and Outside Back Cover Page of
     Prospectus ..........................................      Table of Contents

3.   Synopsis and Risk Factors............................      Summary - Proposed Reorganization; Summary -Comparison of
                                                                Fees; Summary - Comparison of Business Structure; Summary -
                                                                Comparison of Investment Objectives and Principal
                                                                Investment Strategies; Summary - Comparison of Investment
                                                                Advisory Services and Fees; Summary - Comparison of Other
                                                                Service Providers; Summary - Comparison of Class Structure;
                                                                Summary - Comparison of Conversion Features; Summary -
                                                                Comparison of Purchase, Exchange and Redemption Privileges;
                                                                Summary - Comparison of Minimum Initial/Subsequent
                                                                Investment Requirements; Summary - Comparison of
                                                                Distribution Policies; Summary - Comparison of Distribution
                                                                and Shareholder Service Fees; Summary - Comparison of Net
                                                                Asset Value Calculation Procedures; Investment Risks -
                                                                Principal Risks

4.   Information About the Transaction....................      Information About the Reorganization - General Description
                                                                of the Reorganization and Plan; Information About the
                                                                Reorganization - Securities to be Issued; Information About
                                                                the Reorganization - Reasons for the Reorganization;
                                                                Information About the Reorganization; Taxation - Tax
                                                                Consequences of the Reorganization.

5.   Information About the Registrant.....................      Comparison of Investment Objectives, Principal Investment
                                                                Strategies and Certain Other Policies; Information Filed
                                                                with the Securities and Exchange Commission.

6.   Information About the Company                              Comparison of Investment Objectives, Principal Investment
     Being Acquired.......................................      Strategies and Certain Other Policies; Information Filed
                                                                with the Securities and Exchange Commission

7.   Voting Information...................................      Voting Information.

8.   Interest of Certain Persons and Experts..............      Not Applicable

9.   Additional Information Required for Reoffering
     by Persons Deemed to be Underwriters.................      Not Applicable

PART B

10.  Cover Page...........................................      Cover Page

11.  Table of Contents....................................      Table of Contents

12.  Additional Information About the Registrant..........      Incorporation of Documents by Reference into Statement of
                                                                Additional Information

13.  Additional Information
     About the Company Being
     Acquired.............................................      Incorporation of Documents by Reference into the Statement of Additional Information.

14.  Financial Statements.................................      General Information


PART C

Items 15-17...............................................      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this
                                                                Registration Statement.



--------------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                        Real Estate Securities Fund, Inc.
                             One South Broad Street
                            Baltimore, Maryland 21202

                                September 9, 2002

Dear Valued Shareholder:

         Enclosed is a Notice of Special Meeting of Shareholders (the "Special Meeting"). The Special Meeting has been scheduled for 2:30 p.m. (Eastern Time) on October 17, 2002 at the offices of Deutsche Asset Management Inc., One South Street, 30th Floor, Baltimore, Maryland 21202. The accompanying Combined Proxy Statement/Prospectus describes the proposal being presented for your consideration. Shareholders of the Real Estate Securities Fund, Inc. (the "Fund") are being asked to approve the reorganization of the Fund into the Scudder RREEF Real Estate Securities Fund (the "Scudder RREEF Fund"), a series of Scudder RREEF Securities Trust, another registered investment company (the "Reorganization").

         The Board of Directors of the Fund (the "Board") has unanimously approved the Reorganization and believes that the Reorganization is in the best interests of the Fund's shareholders. Under the Reorganization, Fund shareholders will exchange their Fund shares for an equal value of shares of the Scudder RREEF Fund. As a result, Fund shareholders holding Institutional Shares will receive Institutional Shares of the Scudder RREEF Fund while Fund shareholders holding A Shares and B Shares will receive A Shares and B Shares, respectively, of the Scudder RREEF Fund. Enclosed is further information about the Reorganization including a Combined Proxy Statement/Prospectus and a proxy card.

         Important information about the Reorganization:

         o The Fund and the Scudder RREEF Fund pursue similar investment objectives, investment strategies and investment policies.

         o The Fund and the Scudder RREEF Fund have the same portfolio managers.

         o The Fund and the Scudder RREEF Fund have the same net operating expenses.

         o By combining into a larger fund, the Fund and the Scudder RREEF Fund may enjoy managerial and cost efficiencies in the future.

         The Board believes that the Reorganization is important and recommends that you read the enclosed materials carefully and then vote FOR the proposal. Please choose one of the following options to vote:

         o By mail: Complete the enclosed proxy card and return it in the postage-paid envelope provided.
         o    By Telephone: Call the Toll-Free number on your proxy card.

         o    By Internet: Log on to www.proxyweb.com

         o    Attend the Special Meeting (details enclosed).

         Deutsche Asset Management has agreed to pay all of the expenses of the Reorganization so that shareholders will not bear these costs.

--------------------------------------------------------------------------------
 WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE
   IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY
         TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED
               IF THE PROXY CARD IS MAILED IN THE UNITED STATES.
              THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

         IF YOU HAVE ANY QUESTIONS CONCERNING THE COMBINED PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT SCUDDER INVESTMENTS SERVICE CENTER AT 1-800-621-1048.

                                             Very truly yours,



                                             /s/ Richard T. Hale
                                             --------------------------------
                                             Richard T. Hale
                                             President
                                             Real Estate Securities Fund, Inc.

                               QUESTIONS & ANSWERS

Q. Why is the Real Estate Securities Fund, Inc. (the "Fund") merging into the Scudder RREEF Real Estate Securities Fund (the "Scudder RREEF Fund")?

A. As a result of acquisitions, the Deutsche Asset Management/Scudder Fund Complex now has two real estate funds - the Fund and the Scudder RREEF Fund -- that are managed by the same portfolio managers and pursue substantially the same investment objectives. The merger of the two funds into a single larger fund is intended to permit shareholders of both funds to enjoy the benefits associated with investing in a bigger fund. For example, with a larger fund, the fund's portfolio managers have greater flexibility to manage and diversify the fund's portfolio, with less concern that unexpected redemption requests will disrupt the fund's investment strategy. Further, in the future as the assets of the fund grow the expenses can be spread over a larger asset base, providing an opportunity to decrease the costs that each shareholder pays.

Q.       How will this affect me as a shareholder of the Fund?

A. As a result of the merger, you will become a shareholder of the Scudder RREEF Fund. As noted above, your Fund and the Scudder RREEF Fund pursue substantially the same objectives and are managed by the same portfolio managers. The Funds also have the same net operating expenses. Further, the merger is designed to be a tax-free event for both the Fund and you as a Fund shareholder. Finally, the value of the Scudder RREEF Fund shares you receive in the merger will be identical to the value of your Fund shares the day of the merger.

Q.       Who gets to vote?

A. Shareholders of the Fund who own shares as of August 9, 2002 will be entitled to vote on the proposed reorganization.

Q.       How does the Fund's Board of Directors recommend that I vote my shares?

A. The Fund's Directors unanimously recommend that you vote "FOR" the proposed reorganization. Please vote and return ALL the proxy ballot cards you receive.

         IF A BALLOT IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q.       Who should I call with questions about this proxy?

A. If you have any questions regarding this proxy, please contact Scudder Investments Service Center at 1-800-621-1048.

                        REAL ESTATE SECURITIES FUND, INC.
                             One South Broad Street
                            Baltimore, Maryland 21202



                                September 9, 2002

                    Notice of Special Meeting of Shareholders
                                October 17, 2002


To the Shareholders of Real Estate Securities Fund, Inc.:

         A special meeting of shareholders of Real Estate Securities Fund, Inc. (the "Fund") will be held on October 17, 2002 at 2:30 p.m. (Eastern Time) at the offices of Deutsche Asset Management Inc., One South Street, 30th Floor, Baltimore, Maryland 21202 to consider the following:

1. A proposal to approve the Agreement and Plan of Reorganization (the "Plan") between the Fund and Scudder RREEF Securities Trust (the "Trust"). Under the Plan, the Fund will transfer all of its assets and liabilities to Scudder RREEF Real Estate Securities Fund ("Scudder RREEF Fund"), a series of the Trust, in exchange for shares of the Scudder RREEF Fund. The Fund will then distribute the shares received from the Scudder RREEF Fund proportionately to its shareholders and then terminate; and

2.       Any other business that properly comes before the meeting.

         Enclosed with this notice is a Combined Proxy Statement/Prospectus, which includes information relevant to the proposed transaction. A form of the Plan is attached as Exhibit A to the Combined Proxy Statement/Prospectus.

         Shareholders of record of the Fund as of the close of business on August 9, 2002 are entitled to vote at the meeting and any related follow-up meetings. This notice and related Combined Proxy Statement/Prospectus are first being mailed to shareholders of the Fund on or about September 9, 2002. This Proxy is being solicited on behalf of the Board of Directors of the Fund.

--------------------------------------------------------------------------------
 WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE
   IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY
         TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED
               IF THE PROXY CARD IS MAILED IN THE UNITED STATES.
              THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

         IF YOU HAVE ANY QUESTIONS CONCERNING THE COMBINED PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT SCUDDER INVESTMENTS SERVICE CENTER AT 1-800-621-1048.



                                          By Order of the Board of Directors,


                                          /s/ Daniel O. Hirsch
                                          ----------------------------------
                                          Daniel O. Hirsch
                                          Secretary
                                          Real Estate Securities Fund, Inc.

               YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

                           Proxy Statement/Prospectus

                                September 9, 2002


                          Acquisition of the assets of

                        Real Estate Securities Fund, Inc.

                                One South Street
                            Baltimore, Maryland 21202
                                 1-800-730-1313

                   By and in exchange for shares of beneficial
                                   interest of

                    Scudder RREEF Real Estate Securities Fund
                                   a series of

                         Scudder RREEF Securities Trust
                      875 North Michigan Avenue, 41st Floor
                             Chicago, Illinois 60611
                                 1-888-897-8480

         On June 24, 2002, the Board of Directors of the Real Estate Securities Fund, Inc. (the "Board") approved the reorganization of Real Estate Securities Fund, Inc. (the "Fund") into Scudder RREEF Real Estate Securities Fund (the "Scudder RREEF Fund"), a series of Scudder RREEF Securities Trust (the "Trust"), subject to approval by the Fund's shareholders. Each of the Fund and the Trust is an open-end management investment company comprised of one series.

         The reorganization contemplates that the Fund will transfer all of its assets and liabilities to the Scudder RREEF Fund in exchange, on a tax-free basis, for Institutional Shares, A Shares and B Shares of the Scudder RREEF Fund. The Fund will then distribute the shares received to its shareholders on a tax-free basis. As a result, Fund shareholders holding Institutional Shares will receive Institutional Shares of the Scudder RREEF Fund. Fund shareholders holding A Shares and B Shares will receive Scudder RREEF Fund A Shares and B Shares, respectively. After the reorganization is completed, the Fund will terminate.

         Please read the Combined Proxy Statement/Prospectus carefully and retain it for future reference. This document sets forth concisely the information about the reorganization that you should know before investing in the Scudder RREEF Fund. A Statement of Additional Information dated September 9, 2002 has been filed with the Securities and Exchange Commission ("SEC") regarding the reorganization and is incorporated into this Combined Proxy Statement/Prospectus by reference.

         Scudder RREEF Fund's Prospectus for Institutional Shares, the Prospectus for A Shares and B Shares and the Statement of Additional Information, each dated September 3, 2002, are incorporated by reference into this Combined Proxy Statement/Prospectus. The Scudder RREEF Fund's annual report dated November 30, 2001 and Scudder RREEF Fund's semi-annual report dated May 31, 2002 are incorporated by reference into the Statement of Additional Information of this Combined Proxy Statement/Prospectus. Copies of this information are available upon request without charge by writing or calling:

                       Scudder Investments Service Center
                            222 South Riverside Plaza
                             Chicago, IL 60606-5808
                                 1-800-621-1048

         The Fund's Prospectus for Institutional Shares, the Fund's Prospectus for A Shares and B Shares and the Fund's Statement of Additional Information, each dated May 1, 2002, as supplemented through the date hereof, are incorporated by reference into this Combined Proxy Statement/Prospectus. The Fund's annual report dated December 31, 2001 and the Fund's semi-annual report dated June 30, 2002 are incorporated by reference into the Statement of Additional Information of this Combined Proxy Statement/Prospectus. Copies of this information are available upon request without charge by writing or calling:

                       Scudder Investments Service Center
                            222 South Riverside Plaza
                             Chicago, IL 60606-5808
                                 1-800-621-1048

         Shareholders may also view or obtain copies of this Combined Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding the Fund or the Scudder RREEF Fund at the Securities and Exchange Commission's ("SEC") Website, HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND AND THE SCUDDER RREEF FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AND ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND AND THE SCUDDER RREEF FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

                                                                                                                      Page
SUMMARY.................................................................................................................1

         The Proposed Reorganization....................................................................................1

         Comparison of Fees.............................................................................................2

         Example........................................................................................................3

         Comparison of Business Structures..............................................................................4

         Comparison of Investment Objectives and Principal Investment Strategies........................................4

         Comparison of Investment Advisory Services and Fees............................................................5

         Comparison of Other Service Providers..........................................................................6

         Comparison of Class Structures.................................................................................6

         Comparison of Conversion Features..............................................................................8

         Comparison of Purchase, Exchange and Redemption Privileges.....................................................8

         Comparison of Minimum Initial/Subsequent Investment Requirements..............................................11

         Comparison of Distribution Policies...........................................................................12

         Comparison of Distribution and Shareholder Servicing Fees.....................................................12

         Comparison of Net Asset Value Calculation Procedures..........................................................12

INVESTMENT RISKS.......................................................................................................13

         Principal Risks...............................................................................................13

INFORMATION ABOUT THE REORGANIZATION...................................................................................15

         General Description of the Reorganization and Plan............................................................15

         Securities to Be Issued.......................................................................................16

         Reasons for the Reorganization................................................................................16

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
         STRATEGIES AND CERTAIN OTHER POLICIES.........................................................................18

         Investment Objectives.........................................................................................18

         Principal Investment Strategies...............................................................................18

         Other Policies................................................................................................19

TAXATION...............................................................................................................20

         Tax Consequences of Distributions.............................................................................20

         Tax Consequences of the Reorganization........................................................................20

PERFORMANCE............................................................................................................22


                                TABLE OF CONTENTS
                                   (continued)

                                                                                                                      Page

         Performance of Scudder RREEF Fund A Shares and B Shares.......................................................22

         Performance of Scudder RREEF Fund Institutional Shares........................................................23

CAPITALIZATION.........................................................................................................25

VOTING INFORMATION.....................................................................................................26

ADDITIONAL INFORMATION.................................................................................................31

         Shareholder Proposals.........................................................................................31

         Experts ......................................................................................................31

         Information Filed with the Securities and Exchange Commission.................................................31

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION .............................................................A-1

EXHIBIT B - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ..............................................................B-1


                                     Summary

         This section summarizes the important terms of the proposed reorganization as well as certain information regarding the Real Estate Securities Fund, Inc. (the "Fund") and the Scudder RREEF Real Estate Securities Fund (the "Scudder RREEF Fund"), a series of Scudder RREEF Securities Trust (the "Trust"). The information set forth in this section is only a summary of and is qualified in its entirety by the information contained elsewhere in this Combined Proxy Statement/Prospectus or in the documents incorporated by reference herein.

         For a detailed discussion of the topics discussed in this Summary regarding the Fund, see the Fund's Prospectus for Institutional Shares, the Fund's Prospectus for A Shares and B Shares and the Fund's Statement of Additional Information, each dated May 1, 2002, as supplemented through the date hereof and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated September 9, 2002. For a detailed discussion of the topics discussed in this Summary regarding the Scudder RREEF Fund, see the Scudder RREEF Fund's Prospectus for Institutional Shares, the Prospectus for A Shares and B Shares and the Statement of Additional Information, each dated September 3, 2002, and the Statement of Additional Information dated September 9, 2002 to this Combined Proxy Statement/Prospectus.

The Proposed Reorganization

         On June 24, 2002, the Fund's Board of Directors (the "Board") unanimously voted to approve the reorganization of the Fund into and with the Scudder RREEF Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust.

         For the reasons set forth in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board, including the Directors who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Disinterested Directors"), unanimously concluded that the Reorganization is in the best interests of the Fund's shareholders and recommends that you approve the Plan. The Board also concluded that the economic interests of the Fund's shareholders would not be diluted as a result of the Reorganization. The Board considered a variety of different factors prior to forming these conclusions including, but not limited to: (1) the similarities of the investment objectives and policies of the Fund and the Scudder RREEF Fund;
(2) the fact that the expense ratios of the Fund and the Scudder RREEF Fund after fee waivers are the same; (3) the past performance of the Fund and the Scudder RREEF Fund under separate management and that the Funds now have the same portfolio managers; (4) the asset levels of the Fund and the Scudder RREEF Fund and the possible economies of scale and managerial efficiencies that could result in the future from combining them into a single, larger fund; (5) the tax-free nature of the Reorganization; and (6) the fact that Deutsche Asset Management has agreed to pay the costs associated with the Reorganization.

         Under the Plan, the Fund will transfer all of its assets and liabilities to the Scudder RREEF Fund. In exchange for the transfer of assets and liabilities, the Scudder RREEF Fund will issue a number of full and fractional shares of Institutional Shares, A Shares and B Shares to the Fund equal in value to the net assets transferred to the Scudder RREEF Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the Scudder RREEF Fund received by the Fund and terminate. You will receive, on a tax-free basis, shares of the corresponding class of the Scudder RREEF Fund equal in value to your share of the net assets of the Fund class you hold as of 4:00 P.M., Eastern time, on the Valuation Date (as defined in the Plan). Specifically, shareholders of the Fund's Institutional Shares will receive Institutional Shares of the Scudder RREEF Fund while shareholders of the Fund's A Shares and B Shares, will receive A Shares and B Shares, respectively, of the Scudder RREEF Fund. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

Comparison of Fees

         The following tables depict the various fees and expenses that you will bear from an investment in the Fund and the Scudder RREEF Fund. The Scudder RREEF Fund's fees and expenses will not change as a result of the Reorganization.

   Real Estate Securities Fund, Inc./Scudder RREEF Real Estate Securities Fund
                    Fees/Expenses Prior to the Reorganization
                             As of September 3, 2002



                                              Real Estate Securities                                Scudder RREEF
                                                Fund, Inc.(1)                             Real Estate Securities Fund
                                   ------------------------------------------------------------------------------------------
                                        A            B           Institutional          A            B          Institutional
                                     Shares        Shares           Shares           Shares        Shares           Shares
Shareholder Fees (fees paid
directly from your investment)
Maximum Sales Charge (Load)           5.75%(2)      None              None            5.75%(2)      None              None
Imposed on Purchases (as a
percentage of the offering price)
Maximum Deferred Sales Charge         1.00%(3)     4.00%(4)           None            1.00%(3)     4.00%(4)           None
(Load) (as a percentage of
amount redeemed)
Annual Fund Operating Expenses
(expenses deducted from fund
assets)
Management Fees                       0.65%        0.65%             0.65%            0.65%        0.65%             0.65%
Distribution (12b-1) Fees             0.25%        0.75%              None            0.25%        1.00%              None
Other Expenses                        0.81%        1.06%(5)          0.81%            0.49%(6)     0.49%(6)          0.49%(7)
Total Annual Fund Operating           1.71%        2.46%             1.46%            1.39%        2.14%             1.14%
Expenses
Fee Waiver and Expense                0.46%        0.46%             0.46%            0.14%        0.14%             0.14%
Reimbursement
Net Expenses(8)                       1.25%        2.00%             1.00%            1.25%        2.00%             1.00%

(1) Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 stated as a percentage of total assets.
(2) Purchases of $1 million or more of A Shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge.
(3)   Applicable only on purchases of $1 million or more.
(4) Contingent deferred sales charge for B Shares decline over time and reach zero after six years. After six years, B Shares automatically convert to A Shares.

(5)   This figure includes a 0.25% shareholder servicing fee.
(6) Other Expenses are based on estimated amounts since no A Shares or B Shares were issued prior to September 3, 2002.

(7) Expense information has been restated to reflect current fees and expenses.
(8) Investment Company Capital Corp., the Fund's investment adviser, and Deutsche Asset Management, Inc., the Scudder RREEF Fund's investment adviser have contractually agreed to waive their fees and/or expenses to the extent necessary to maintain the respective Fund's expense ratios at the level indicated. Each of the Fund and the Scudder RREEF Fund's wavier is contractual. The Fund's contractual waiver remains in effect until at least April 30, 2003 while the Scudder RREEF Fund's contractual fee waiver remains in effect until at least August 30, 2004.

Example

         The following is a hypothetical example intended to help you compare the cost of investing in the Fund and the Scudder RREEF Fund prior to the Reorganization. This example assumes that you invest $10,000 in a class of the Fund or in the Scudder RREEF Fund for the time periods indicated, you pay the maximum sales charge, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Fund's and the Scudder RREEF Fund's operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                          1 Year       3 Years        5 Years          10 Years
                                                         ------------------------------------------------------
Real Estate Securities Fund, Inc.(1)
    A Shares                                               $695        $1,041          $1,409           $2,442
    B Shares                                               $603        $1,023          $1,469           $2,406
    Institutional Shares                                   $102          $417            $754           $1,707
Scudder RREEF Real Estate Securities Fund(2)
    A Shares                                               $695          $963          $1,266           $2,124
    B Shares                                               $603          $942          $1,323           $2,083
    Institutional Shares                                   $102          $334            $600           $1,360

                  (1) The Fund's contractual fee waiver is reflected in its 1 year example.
                  (2) The Scudder RREEF Fund's contractual fee waiver is reflected in the above calculations for the first two years.

         You would pay the following expenses assuming you do NOT redeem your shares of the Fund and the Scudder RREEF Fund at the end of the periods shown.

                                                          1 Year       3 Years        5 Years          10 Years
                                                         ------------------------------------------------------
Real Estate Securities Fund, Inc. (1)
    A Shares                                               $695        $1,041          $1,409           $2,442
    B Shares                                               $203          $723          $1,269           $2,406
    Institutional Shares                                   $102          $417            $754           $1,707
Scudder RREEF Real Estate Securities Fund(2)
    A Shares                                               $695          $963          $1,266           $2,124
    B Shares                                               $203          $642          $1,123           $2,083
    Institutional Shares                                   $102          $334            $600           $1,360

                  (1) The Fund's contractual fee waiver is reflected in its 1 year example.
                  (2) The Scudder RREEF Fund's  contractual  fee waiver is
                      reflected in the above calculations for the first two years.

Comparison of Business Structures

         The Fund is an open-end registered management investment company. The Fund was incorporated under the laws of Maryland on May 2, 1994. The business of the Fund is managed under the direction of the Board. At present, there is only one series of the Fund. The Fund offers three share classes - Institutional Shares, A Shares and B Shares.

         The Scudder RREEF Fund is a series of the Trust, another open-end registered management investment company. The Trust was organized as a Delaware business trust on September 15, 1999. The business of the Trust and the Scudder RREEF Fund is managed under the direction of the Trust's Board of Trustees (the "Trust Board"). At present, there is only one series of the Trust. The Scudder RREEF Fund offers four share classes - Institutional Shares, A Shares, B Shares and C Shares. Institutional Shares of the Scudder RREEF Fund commenced operations on December 1, 1999 while A Shares, B Shares and C Shares of the Scudder RREEF Fund commenced operations on September 3, 2002.

         The Board and the Trust's Board formulate the general policies of the Fund and the Scudder RREEF Fund, respectively. The Board and the Trust's Board also meet periodically to review performance of the Fund and the Scudder RREEF Fund, respectively, to monitor investment activities and practices of the applicable fund and to discuss other matters affecting the applicable fund.

Comparison of Investment Objectives and Principal Investment Strategies

         The following table compares the investment objectives and principal investment strategies of the Fund and the Scudder RREEF Fund.

                            Investment
                            Objective                Principal Strategy
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities      Total return             o        Invests, under normal circumstances, at least 80% of
Fund, Inc.                                                    its net assets in common stocks of companies
                                                              that are principally engaged in the U.S. real estate
                                                              industry.

                                                     o        The Fund's core strategy is investing in the common
                                                              stocks of real estate operating companies and real
                                                              estate investment trusts ("REITs"), which are companies
                                                              that manage a portfolio of real estate investments.

                                                     o        A company is "principally engaged" in the real estate
                                                              industry if (i) it derives at least 50% of its revenues
                                                              or profits from the ownership, construction, management,
                                                              financing or sale of residential, commercial or
                                                              industrial real estate or (ii) it has at least 50% of
                                                              the fair market value of its assets invested in
                                                              residential, commercial or industrial real estate.

Scudder RREEF Real Estate   Long-term capital        o        Invests, under normal circumstances, at least 80% of
Securities Fund             appreciation and                  its net assets in U.S. equity securities of REITs
                            current income                    and real estate companies.

                                                     o        Real estate companies are companies that have, in the
                                                              opinion of the Fund's investment adviser, at least 50%
                                                              of its revenues or 50% of the market value of its assets
                                                              at the time its securities are purchased by the fund are
                                                              attributed to the ownership, construction, management or
                                                              sale of real estate.

         As the table above indicates, the Funds have very similar investment objectives and strategies. Each of the Fund and the Scudder RREEF Fund invests primarily in securities of real estate companies and REITs. However, the Scudder RREEF Fund is a "non-diversified" investment company, and therefore, may have a more concentrated portfolio.

Comparison of Investment Advisory Services and Fees

         Investment Company Capital Corp. ("ICCC") is the Fund's investment adviser. ICCC is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance. ICCC is located at One South Street, Baltimore, Maryland 21202.

         Under the Investment Advisory Agreement with the Fund, ICCC makes the investment decisions on behalf of the Fund. As of August 31, 2002 ICCC has the responsibility for the day to day management of the Fund and utilizes portfolio managers who are employees of both ICCC and RREEF America LLC ("RREEF America") to provide the management services to the Fund. RREEF America is also a wholly-owned subsidiary of Deutsche Bank AG and, therefore, an affiliate of ICCC. Prior to August 31, 2002, LaSalle Investment Management (Securities) L.P. ("LaSalle") provided sub-advisory services to the Fund. As compensation for its services, ICCC is entitled to receive an annual fee from the Fund at the following annual rates based upon the Fund's average daily net assets: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of that portion exceeding $300 million. ICCC has contractually agreed to waive its investment advisory fees to the extent necessary so that the ordinary annual operating expenses of the Fund's A Shares, B Shares and Institutional Shares do not exceed 1.25%, 2.00% and 1.00%, respectively. This agreement will continue to at least April 30, 2003 and may be extended. For the fiscal year ended December 31, 2001, ICCC received from the Fund a fee equal to 0.19% (net of waivers) of the Fund's average daily net assets.

         Deutsche Asset Management Inc. ("DeAM") is the Scudder RREEF Fund's investment adviser. DeAM is an indirect wholly-owned subsidiary of Deutsche Bank AG. DeAM is headquartered at 280 Park Avenue, New York, New York 10017.

         Under an Investment Advisory Agreement with the Scudder RREEF Fund, DeAM makes investment decisions on behalf of the Scudder RREEF Fund. On September 3, 2002 DeAM assumed the responsibility for the day to day management of the Scudder RREEF Fund and currently utilizes portfolio managers who are employees of both DeAM and RREEF America to provide the management services to the Scudder RREEF Fund. RREEF America is also a wholly-owned subsidiary of Deutsche Bank AG and, therefore, an affiliate of DeAM. Prior to September 3, 2002, RREEF America was the Scudder RREEF Fund's investment adviser. As compensation for its services, DeAM is entitled to receive an advisory fee from the Scudder RREEF Fund at the following annual rates based upon the Scudder RREEF Fund's average daily net assets: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of that portion exceeding $300 million. DeAM has contractually agreed to waive its investment advisory fees to the extent necessary so that the ordinary annual operating expenses of the Scudder RREEF Fund's A Shares, B Shares and Institutional Shares do not exceed 1.25%, 2.00% and 1.00%, respectively. This agreement will continue to at least August 30, 2004 and may be extended.

         Both Funds are managed by the same investment management team of portfolio managers, research analysts, and traders, who share ideas and responsibility for managing the Funds' investments. The investment management team has managed the Scudder RREEF Fund since its inception and as stated above, currently manage the Fund's investments. As of the date of this Combined Proxy Statement/Prospectus, the investment management team has four members, but that number may occasionally change.

Comparison of Other Service Providers

         Scudder Distributors, Inc. a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each of the Fund and the Scudder RREEF Fund's shares. ICCC serves as each Fund's administrator, transfer agent and accounting agent. Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company) is each Fund's custodian. The Fund's independent auditor is PricewaterhouseCoopers LLP. Effective September 3, 2002, the Scudder RREEF Fund's independent auditor is PricewaterhouseCoopers LLP. Prior to September 3, 2002, the Scudder RREEF Fund's independent auditor was Deloitte & Touche LLP.

Comparison of Class Structures

         The Fund offers three (3) share classes - Institutional Shares, A Shares and B Shares while the Scudder RREEF Fund offers four (4) share classes - Institutional Shares, A Shares, B Shares and C Shares. The Institutional Shares, A Shares and B Shares of the respective Funds have substantially the same characteristics.

         You may purchase Institutional Shares of the Fund or the Scudder RREEF Fund if you are any of the following:

         o An eligible institution (e.g. a financial institution, a corporation, trust, estate or educational, religious or charitable institution).
         o  An employee benefit plan with assets of at least $50 million.

         o A registered investment adviser or financial planner purchasing shares on behalf of clients and charging asset-based or hourly fees.

         Both Funds Institutional Shares are also available for purchase by clients of the private banking division of Deutsche Bank AG and any director or trustee of any mutual fund advised or administered by Deutsche or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

         Each of the Fund and the Scudder RREEF Fund's A Shares and B Shares are sold to retail investors.

         A Shares of both Funds are offered at net asset value per share plus the applicable front-end sales charge. There is a maximum front-end sales charge of 5.75% of the offering price per share for A Shares of each of the Fund and the Scudder RREEF Fund. Each Fund's Institutional Shares and B Shares are not associated with a front-end sales charge.

         The front-end sales charge is assessed on purchases of each of the Fund and the Scudder RREEF Fund's A Shares as follows:

                                   Sales Charge (Load) as % of:
-----------------------------------------------------------------------------
                               Public
Amount of Purchase         Offering Price          Net Amount Invested(1)
-----------------------------------------------------------------------------
$0 to $49,999                   5.75%                      6.10%
$50,000 to $99,999              4.50%                      4.71%
$100,000 to $249,999            3.50%                      3.63%
$250,000 to $499,999            2.60%                      2.67%
$500,000 to $999,999            2.00%                      2.04%
$1,000,000 and up(2)            0.00%                      0.00%

             (1)  Rounded to the nearest one-hundredth percent.
             (2) No initial sales charge applies on purchases of $1 million or more. Each of the Fund and the Scudder RREEF Fund impose a 1.00% contingent deferred sales charge on purchases of $1,000,000 or more of A Shares if the shares are redeemed within 12 months from the date of purchase and a 0.50% contingent deferred sales charge if the shares are redeemed within 48 months from the date of purchase.

         You may qualify for a reduced front-end sales charge on purchases of A Shares of each of the Fund and the Scudder RREEF Fund under rights of accumulation, letter of intent or combined purchases. Certain persons may also be eligible to purchase A Shares of both the Fund and Scudder RREEF Fund without paying a front-end sales charge. You do not pay a front-end sales charge on the reinvestment of distributions made by either the Fund or the Scudder RREEF Fund.

         A contingent deferred sales charge ("CDSC") is assessed on redemptions of A Shares of the Fund and the Scudder RREEF Fund that were a part of a purchase of $1 million or more. Each of the Fund and the Scudder RREEF Fund impose a 1.00% CDSC on purchases of $1,000,000 or more of A Shares if the shares are redeemed within 12 months from the date of purchase and a 0.50% CDSC if the shares are redeemed within 48 months from the date of purchase.

         Each of the Fund and the Scudder RREEF Fund's B Shares has a maximum CDSC of 4.00%. A CDSC is assessed on redemptions of each of the Fund and the Scudder RREEF Fund's B Shares as follows:


YEARS SINCE                                                                                        After
PURCHASE            1 Year      2 Years       3 Years      4 Years      5 Years      6 Years      6 Years
-------------------------------------------------------------------------------------------------------------
CDSC-B                4%           3%           3%            2%           2%           1%          None

         For each Fund, the B Shares' CDSC is equal to the lesser of: (1) the net asset value of the shares at the time of purchase; or (2) the net asset value of the shares next determined after the Fund receives a redemption request. When a shareholder redeems B Shares, both Funds calculate the CDSC by redeeming shares that are subject to the lowest CDSC first.

         Neither Fund assesses a CDSC on B Shares purchased through reinvestment of dividends or capital gains distribution. If you acquire B Shares of the Scudder RREEF Fund pursuant to the Reorganization, the period of time you will be deemed to have held the B Shares of the Scudder RREEF Fund shall include the period of time you held corresponding B Shares of the Fund.

         Certain persons may also be eligible to redeem B Shares of the Fund and the Scudder RREEF Fund without a CDSC.

Comparison of Conversion Features

         B Shares of each of the Fund and the Scudder RREEF Fund will automatically convert to A Shares six (6) years after your purchase. In the case of each Fund, you will receive an equal amount of A Shares to the value of the B Shares that are converted. B Shares of both Funds acquired by exchanging B Shares of another Scudder fund, will convert on the date that the shares originally acquired would convert to A Shares. Each of the Fund and the Scudder RREEF Fund may suspend this conversion feature in the future.

Comparison of Purchase, Exchange and Redemption Privileges

         Purchase Procedures. Each of the Fund and the Scudder RREEF Fund continuously offers its shares through its distributor. You may purchase each of the Fund's and the Scudder RREEF Fund's A Shares and B Shares by mail, by wire, by phone, by automatic investment plan (as discussed below), by Automated Clearing House System (ACH) (minimum or $50 and a maximum of $250,000), on the Internet or through a service agent. You may purchase each of the Fund and the Scudder RREEF Fund's Institutional Shares directly by check, by wire (upon account authorization), by telephone or through a service agent. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. Each of the Fund and the Scudder RREEF Fund does not issue share certificates to new purchasers.

         If you purchase shares of the Fund or the Scudder RREEF Fund, you will receive periodic and quarterly statements, respectively, and a confirmation of every transaction. If you purchase shares of either the Fund or the Scudder RREEF Fund through a financial institution, the policies and fees charged by that institution may be different than those charged by the Fund or the Scudder RREEF Fund.

         Shares of both Funds are purchased at the net asset value per share ("NAV") calculated after your investment is received in proper form, plus any applicable sales charge. Each class' NAV will differ slightly due to the differing expenses borne by each class. Each Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days in which the New York Stock Exchange closes early, each Fund will calculate its NAV at the time of the closing. Purchases, redemptions, and exchanges of the Fund and the Scudder RREEF Fund may be made on any day that the New York Stock Exchange is open.

         Exchange Privileges. The Fund and the Scudder RREEF Fund have the same exchange methods and policies, as set forth below. Each of the Fund and the Scudder RREEF Fund may modify or terminate its exchange privileges at any time.

                                           A Shares and B Shares
         ------------------------------------------------------------------------------------------
                                      Real Estate Securities Fund, Inc.
                                 Scudder RREEF Real Estate Securities Fund
         ------------------------------------------------------------------------------------------
         Minimum Exchange
         Amount              Minimum amount is $50 for exchanges.

         Exchange Privilege  You may  exchange  A Shares  and B Shares of the  Funds  for  certain other  Scudder  funds  for an equal  dollar  amount  of A Shares or B
                             Shares.

         Exchange            The Funds may reject any  exchange  order,  particularly,  when there
         Limits/Market       appears  to  be a  pattern  of  market  timing  or  other  frequent
         Timing              purchases.  The  Funds  may also  impose a 15-day  holding  period on shares  acquired by  exchanges,  if the Funds  believe  the  exchange activity may have an adverse impact on the Fund.

         Exchange Methods    You may exchange your A Shares and B Shares of the Funds  directly by mail or express mail, by wire, by phone,  by automatic  exchange plan
                             (if you own  shares  having  a  value  of  $1,000  or  more),  on the
                             Internet  or through a service  agent.  You may not  exchange  shares held in certificate form by telephone or Internet.

                                            Institutional Shares
         -----------------------------------------------------------------------------------------
                                      Real Estate Securities Fund, Inc.
                                  Scudder RREEF Real Estate Securities Fund
         -----------------------------------------------------------------------------------------
         Minimum Exchange    You may  exchange  all or part of your  Institutional  Shares  of the
         Amount              Funds,  however,  your  exchange  must  meet the  minimum  investment amount for the Institutional Shares of the fund being purchased.

         Exchange Privilege  You may exchange your  Institutional  Shares of the Funds for certain other  Scudder  funds for an equal  dollar  amount  of  Institutional
                             Shares.

         Exchange            The Funds may reject any  exchange  order,  particularly,  when there
         Limits/Market       appears  to  be a  pattern  of  market  timing  or  other  frequent
         Timing              purchases.  The  Funds  may also  impose a 15-day  holding  period on shares  acquired by  exchanges,  if the Funds  believe  the  exchange activity may have an adverse impact on the Fund.

         Exchange Methods    You may exchange your  Institutional  Shares of the Funds directly by phone or mail (in both cases,  if your shares are in an account  with each Funds Service Center) or through a service agent.

         An exchange involving the Fund or the Scudder RREEF Fund is a sale and purchase of shares and may have tax consequences.

         Redemption Procedures. You may redeem shares of each of the Fund and the Scudder RREEF Fund at the NAV next calculated for the class shares, minus any applicable sales charge, after your investment has been received in proper form. You may redeem A Shares and B Shares of each of the Fund and the Scudder RREEF Fund directly by mail or express mail or fax, by wire, by phone, by automatic withdrawal plan, by Automated Clearing House System (ACH) (minimum of $50 and a maximum of $250,000) or through a service agent. In the case of either Fund, you may not redeem shares held in certificate form over the telephone or via the Internet. You may redeem both Funds' Institutional Shares directly by mail, by wire (upon account authorization and subject to a minimum of $1,000), by telephone or through an authorized financial institution or service agent. Each of the Fund and the Scudder RREEF Fund has also reserved the right to make redemption payments in securities rather than cash.

         Some transactions for both Funds, including most for over $100,000, can only be ordered in writing with a signature guarantee. Also, both Funds can only send wires of $1,000 or more.

         Automatic Investment/Withdrawal/Exchange Plans. Both the Fund and the Scudder RREEF Fund offer automatic investment, withdrawal and exchange plans on the same terms. Under each of the Fund and the Scudder RREEF Fund's automatic investment plan, you may make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in A Shares and B Shares.

         Under each of the Fund and the Scudder RREEF Fund's automatic withdrawal plan, if you own shares having a value of at least $5,000 of A Shares and B Shares, you may arrange to have some of your shares redeemed monthly, quarterly, semi-annually or annually. The minimum withdrawal under each Fund's plan is $50.

         Under each of the Fund and the Scudder RREEF Fund's automatic exchange privilege, if you own shares having a value of at least $1,000 of A Shares and B Shares, you may authorize the automatic exchange of a specified amount ($50 minimum) of such A Shares and B Shares for shares of the same class of certain other Scudder funds. You may not use either of the Fund's automatic exchange privilege for the exchange of shares held in certificated form.

Comparison of Minimum Initial/Subsequent Investment Requirements

         Each of the Fund and the Scudder RREEF Fund have the same minimum and subsequent investment requirements. The following table summarizes the minimum initial and subsequent investment requirements of the Fund and the Scudder RREEF Fund.

             Minimum Initial and Subsequent Investment Requirements
                              Institutional Shares

                                                             Real Estate Securities          Scudder RREEF Real Estate
                                                                   Fund, Inc.                     Securities Fund
                                                        --------------------------------------------------------------
                                                              Institutional Shares             Institutional Shares
Initial Investment                                                  $250,000                         $250,000
Subsequent Investments                                                None                             None
Minimum Account Balance(1)                                          $50,000                          $250,000

(1) In the case of each Fund, if the value of your account falls below the minimum account balance, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' notice.


             Minimum Initial and Subsequent Investment Requirements
                                 A and B Shares

                                                          Real Estate Securities       Scudder RREEF Real Estate
                                                                Fund, Inc.                 Securities Fund
                                                        ---------------------------------------------------------
Standard Accounts
     Initial Investment                                           $1,000                        $1,000
     Subsequent Investments                                          $50                           $50
IRA Accounts
     Initial Investment                                             $500                          $500
     Subsequent Investments                                          $50                           $50
Automatic Investment Plan
     Initial Investment                                              N/A                           N/A
     Subsequent Investments
         Weekly, semi-monthly or monthly plan                        $50                           $50
         Quarterly Plan                                              $50                           $50
         Semi-annual or annual plan                                  $50                           $50
Minimum Account Balance
     Non-retirement account                                         None(1)                       None(1)
     IRA account                                                    None                          None

(1) In the case of each Fund, if the value of your account falls below the minimum account balance, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' notice.

Comparison of Distribution Policies

         The Fund pays income distributions, if any, monthly while the Scudder RREEF Fund pays income distributions, if any, quarterly. Both Funds pay distributions from any realized capital gains annually.

         Normally, each of the Fund and the Scudder RREEF Fund reinvests distributions in additional fund shares unless a shareholder elects to receive distributions in cash.

Comparison of Distribution and Shareholder Servicing Fees

         Each of the Fund and the Trust has adopted a Rule 12b-1 distribution plan under which the Fund and the Scudder RREEF Fund, respectively, pays up to 0.25% of the average daily net assets of A Shares and up to 0.75% of the average daily net assets of B Shares for distribution services and the servicing of shareholder accounts. Each of the Fund and the Trust has also adopted a Shareholder Service Plan. Under each of the Fund and the Scudder RREEF Fund's Shareholder Service Plan, the Fund and the Scudder RREEF Fund, respectively, may pay up to 0.25% of the average daily net assets of B Shares for the servicing of shareholder accounts. Because the Fund's A Shares and B Shares and the Scudder RREEF Fund's A Shares and B Shares pay distribution and/or shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Comparison of Net Asset Value Calculation Procedures

         Each Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days in which the New York Stock Exchange closes early, each Fund will calculate its NAV at the time of the closing.

         The NAV of each class of the Fund or the Scudder RREEF Fund is determined by taking the market value of the applicable class' total assets, subtracting the applicable class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the applicable class. Each of the Fund and the Scudder RREEF Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, each of the Fund and the Scudder RREEF Fund values securities at fair value pursuant to procedures adopted by the Board or the Trust Board, respectively.

                                Investment Risks

Principal Risks

         The investment objectives, policies and restrictions of the Scudder RREEF Fund are similar to those of the Fund. Accordingly, an investment in the Scudder RREEF Fund involves risks that are similar to those of investing in the Fund. The principal risks applicable to the Scudder RREEF Fund and the Fund are described in the table below.


Principal Risks                                                Fund(s) Subject to Risk
-------------------------------------------------------------- -------------------------------------------------------
Market Risk - The market  value of the shares of common stock  Real Estate Securities Fund, Inc.
in  a  mutual  fund's   portfolio  can  change   rapidly  and  Scudder RREEF Real Estate Securities Fund
unpredictably  in response to various  events and  conditions having  little  or  nothing  to do  with  the  issuer  (e.g., political events).  In addition,  market performance tends to be cyclical,  and certain  investment styles may be in or out of favor.  If the market does not favor a funds  style,  the funds gains may be smaller or its losses  greater than those of other funds with different styles.

Concentrated  Portfolio  Risk  - A fund  with a  concentrated  Real Estate Securities Fund, Inc.
portfolio  is  vulnerable  to the  risks of the  industry  in  Scudder RREEF Real Estate Securities Fund which it invests  and is subject to greater  risks and market fluctuations  than  funds  investing  in a  broader  range of industries.

Non-diversification  Risk  -  A  'non-diversified'  fund  may  Scudder RREEF Real Estate Securities Fund invest in the  securities of fewer issuers than a diversified fund.  As a result,  it may be more  susceptible  to a single adverse  economic or regulatory  occurrence  affecting one or
more  of  these  issuers,   and  may   experience   increased
volatility.



Principal Risks                                                Fund(s) Subject to Risk
-------------------------------------------------------------- -------------------------------------------------------
Real Estate Risk - Investing in the  securities  of companies  Real Estate Securities Fund, Inc.
engaged  in the real  estate  industry  is subject to many of  Scudder RREEF Real Estate Securities Fund the same risks of direct  investment  in real  estate.  These include  declines  in value  of real  estate,  risks  related
property  taxes,  operating  expenses,   interest  rates  and
increased   competition   resulting  in  increased  financial
costs, overbuilding,  zoning changes and losses from casualty or condemnation.

Real Estate  Investment  Trust  ("REIT")  Risk - Equity REITs  Real Estate Securities Fund, Inc.
may be  affected  by changes  in the value of the  underlying  Scudder RREEF Real Estate Securities Fund property  owned by the REITs.  Mortgage REITs may be affected by the  quality of the credit  extended  by the REIT.  Hybrid
REITs are affected by both types of risk.  All forms of REITs depend on  specialized  management  skills,  may  invest in a limited  number  of  properties,  and  may  concentrate  in a particular  region or property type.  REITs must also satisfy specific  Internal  Revenue Code  provisions  before they are qualified  to pass  income  through to  shareholders  without paying  taxes.  When a fund  invests in a REIT,  shareholders will bear a share of the  operating  expenses  of the REIT in addition to similar expenses of a fund.


                      Information About the Reorganization

         This section summarizes the material terms of the Reorganization. This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.

General Description of the Reorganization and Plan

         Under the Plan, the Fund will transfer all of its assets and liabilities to the Scudder RREEF Fund. In exchange for the transfer of the Fund's assets and liabilities, the Scudder RREEF Fund will issue a number of full and fractional shares of the Scudder RREEF Fund to the Fund equal in value to the net assets transferred to the Scudder RREEF Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the Scudder RREEF Fund received by the Fund. You will receive shares of the below indicated corresponding class of the Scudder RREEF Fund equal in value to your share of the net assets of the Fund class you hold as of 4:00 P.M., Eastern time, on the Valuation Date (as defined in the Plan).

------------------------------------------------------------------------------------------------------------------
             Real Estate Securities Fund, Inc.                  Scudder RREEF Real Estate Securities Fund
------------------------------------------------------------------------------------------------------------------
A Shares                                                 A Shares
------------------------------------------------------------------------------------------------------------------
B Shares                                                 B Shares
------------------------------------------------------------------------------------------------------------------
Institutional Shares                                     Institutional Shares
------------------------------------------------------------------------------------------------------------------

         After distributing the shares it received from the Scudder RREEF Fund to its shareholders under the Reorganization, the Fund will then be terminated under Maryland law. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

         The Plan contains customary representations, warranties, and conditions designed to ensure that the Reorganization is fair to the Fund and its shareholders. The Plan provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Plan by the Fund's shareholders; and (ii) the receipt by the Fund and the Scudder RREEF Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Fund and its respective shareholders. The Plan may be terminated if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of the Reorganization is not in the best interest of the Fund. The Plan provides that the costs of the Reorganization will be borne by Deutsche Asset Management.

         If the shareholders of the Fund approve the Plan, the Reorganization will take place after various conditions are satisfied by the Fund and the Trust, on behalf of the Scudder RREEF Fund, including the preparation of certain documents. If the shareholders of the Fund do not approve the Plan, the Reorganization will not take place.

Securities to Be Issued

         The Fund, a Maryland corporation, is subject to Maryland law while the Scudder RREEF Fund, a series of the Trust (a Delaware business trust), is subject to Delaware law. While the Fund and the Trust are subject to the laws of different jurisdictions, the applicable state laws are similar and the Reorganization will not result in material differences in shareholder rights.

         Consistent with Maryland law, the Fund has authorized a specific number of shares available for the Fund, however, the Fund's organizational documents provide the Board the authority to increase or decrease the number of authorized shares without shareholder approval, as they consider necessary. The Trust has an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series. The Board and the Trust Board may also, without shareholder approval, divide series into two or more classes of shares.

         Both the Fund and the Trust (and their series/classes) will continue indefinitely until terminated. Each share of the Fund and the Trust, regardless of class, has equal dividend, liquidation and voting rights, and fractional shares have those rights proportionately. Each class of the Fund and each class of the Trust bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, the Trust series will be voted separately by individual series except if: (1) the Investment Company Act of 1940, as amended (the "1940 Act") requires shares to be voted in the aggregate and not by individual Series;
(2) the 1940 Act requires a class vote; or (3) when the Trust Board determines that the matter affects more than one series and all affected series must vote. Generally, the Fund votes on issues in the aggregate, except if the 1940 Act requires a class vote, since it is only comprised of one series.

         Neither Maryland nor Delaware law requires the Fund or the Trust, respectively, to hold annual meetings of shareholders, and generally, the Fund or the Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% of the Trust's (or series) outstanding shares may, under its organizational documents, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including for the purpose of voting on removal of one or more Trustees. The organizational documents of the Fund provide shareholders the right to call a meeting of the Fund in accordance with Maryland General Corporation Law.

         There are no conversion, exchange or preemptive rights in connection with shares of either the Fund or the Trust. All shares of the Fund and the Trust are fully paid and non-assessable. A shareholder of a series of the Fund or the Trust will receive a pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Reasons for the Reorganization

         At a meeting held on June 24, 2002, the Board, including the Disinterested Directors, unanimously approved the Plan and determined that the Reorganization would be in the best interests of the Fund's shareholders. The Board, including the Disinterested Directors, also determined that the Reorganization would not dilute the interests of the shareholders of the Fund.

         During its deliberations, the Directors considered the strategic realignment of the Deutsche Asset Management/Scudder Fund complex and concluded, based on presentations made at the meeting, that it would be in the best interest of the Fund's shareholders to be realigned with the Scudder RREEF Fund, a mutual fund managed by the same portfolio managers as that of the Fund. In addition, the Directors also considered (with the advice and assistance of independent legal counsel) that the Reorganization would provide the following benefits to the Fund's shareholders based on information provided during the meeting:

          1. Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of the Fund. Under the Plan, each Fund shareholder will receive shares of a corresponding class of the Scudder RREEF Fund, which in the aggregate, will equal the net value of the Fund's assets.

          2. Similarity of Investment Objectives: The Fund's investment objective of total return is effectively the same as the Scudder RREEF Fund's investment objectives of long-term capital appreciation and current income. Total return is comprised of both long-term capital appreciation and current income.

          3. Expenses: The Board noted that the net operating expenses of each Scudder RREEF Fund class after the Reorganization will be the same as the net operating expenses of its corresponding class of the Fund prior to the Reorganization due to DeAM's contractual agreement to waive fees and reimburse expenses of the Scudder RREEF Fund through August 30, 2004.

          4. Portfolio Management: The Directors noted that there would be continuity of portfolio management before and after the Reorganization since the same portfolio managers that manage the Fund will manage the Scudder RREEF Fund.

          5. Assets: The Directors noted that the Fund's shareholders may benefit in the future from managerial and cost efficiencies due to the larger assets size of the Scudder RREEF Fund post Reorganization.

          6. Tax-Free Nature of the Reorganization: It is anticipated the Reorganization will be accomplished without federal tax implications to the Fund or its shareholders. Each of the Fund's and Scudder RREEF Fund's distributions made in the normal course of business will still be subject to federal income tax as described in the sections entitled "Summary-Comparison of Distribution Policies" and "Taxation" of this Combined Proxy Statement/Prospectus.

          7. Transaction Costs: The costs of the Reorganization will be born by Deutsche Asset Management.

          THE BOARD, INCLUDING THE DISINTERESTED DIRECTORS, UNANIMOUSLY
           RECOMMEND APPROVAL OF THE PLAN BY THE FUND'S SHAREHOLDERS.

      Comparison of Investment Objectives, Principal Investment Strategies
                           and Certain Other Policies

         This section compares the investment objectives, principal investment strategies and certain other policies of the Fund and the Scudder RREEF Fund. This summary is qualified in its entirety by the information contained in the Prospectuses and Statements of Additional Information for the Fund and the Scudder RREEF Fund. For a detailed discussion of the investment objectives, principal investment strategies and other policies of the Fund, see the Fund's Prospectus for Institutional Shares, the Prospectus for A Shares and B Shares and the Statement of Additional Information, each dated May 1, 2002, as supplemented through the date hereof and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated September 9, 2002.

         For a detailed discussion of the investment objectives, principal investment strategies and other policies of the Scudder RREEF Fund, see the Scudder RREEF Fund's Prospectus for Institutional Shares, the Prospectus for
A Shares and B Shares and the Statement of Additional Information, each dated September 3, 2002 and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated September 9, 2002.

Investment Objectives

         The Fund's investment objective is total return. The Scudder RREEF Fund's investment objectives are long-term capital appreciation and current income. Although worded differently, the objectives are effectively the same. Total return is comprised of both capital appreciation and current income.

         The investment objective of each of the Fund and the Scudder RREEF Fund is non-fundamental and can be changed without shareholder approval.

Principal Investment Strategies

         The Fund seeks to achieve its investment objective through investing, under normal circumstances, at least 80% of its assets, at the time the security is purchased, in common stocks of companies that are principally engaged in the real estate industry inside the U.S. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The Fund's core strategy is investing in the common stocks of real estate operating companies and real estate investment trusts ("REITs"), which are companies that manage a portfolio of real estate investments. The Fund may invest in equity, debt and hybrid REITs as part of its investment strategy.

         The Scudder RREEF Fund seeks to achieve its investment objective through investing, under normal circumstances, at least 80% of its net assets in U.S. equity securities of REITs and real estate companies. Real estate companies are companies that have, in the opinion of the DeAM, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The Scudder RREEF Fund may invest in various types of equity securities, including common stocks, preferred stock and securities convertible into common stock. The Scudder RREEF Fund may invest in equity, debt and hybrid REITs as part of its investment strategy.

         Unlike the Fund, the Scudder RREEF Fund is a "non-diversified" investment company, as defined in the 1940 Act, which means that it may invest in the securities of relatively few issuers. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

         The Investment Adviser's Process. Both the Fund and the Scudder RREEF Fund are managed by an investment management team, which is comprised of the same portfolio managers and, therefore, each of the Fund and the Scudder RREEF Fund are managed the same. Both Funds' investment management team selects real estate securities by focusing on companies with the potential for stock price appreciation and a record of paying dividends. To find these issuers, the investment management team tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the investment management team uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. The investment management team also considers the effect of the real estate securities markets in general when making investment decisions.

Other Policies

         Temporary Defensive Position. Each of the Fund and the Scudder RREEF Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. During such times, each of the Fund and the Scudder RREEF Fund may invest in short-term money market instruments, if the situation warrants. To the extent that both Funds might adopt such a position and over the course of its duration, each Fund may not meet its investment objective.

                                    Taxation

         The Fund and the Scudder RREEF Fund have similar tax treatment and intend to qualify each fiscal year to be taxed as a regulated investment company (a "RIC") under the Code. As a RIC, each of the Fund and the Scudder RREEF Fund generally will not be liable for federal income taxes on the net investment income and capital gain distributed to its shareholders. Each of the Fund and the Scudder RREEF Fund intends to distribute all of its net income and net capital gains each year. Accordingly, neither the Fund nor the Scudder RREEF Fund should be subject to federal income or excise taxes.

Tax Consequences of Distributions

         The Fund and the Scudder RREEF Fund's distribution of net income (including net short-term capital gain but excluding net capital gain, i.e. the excess if net long-term capital gain over net short-term capital loss) is taxable to you as ordinary income. The Fund and the Scudder RREEF Fund's distribution of net capital gain is taxable to you as long-term capital gain regardless of how long you have held your shares. Generally, the Fund's and the Scudder RREEF Fund's distribution will consist primarily of net capital gain. Distributions may also be subject to certain state and local taxes.

         If you buy shares of the Fund or the Scudder RREEF Fund just before that fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. The sale or exchange of shares of the Fund and the Scudder RREEF Fund is a taxable transaction for income tax purposes.

         Shareholders of the Fund and the Scudder RREEF Fund that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of the fund's net income, including net short-term capital gains. This rate may be reduced under an applicable income tax treaty. Net capital gains distributions by the Fund and the Scudder RREEF Fund generally will not be subject to withholding tax for such shareholders.


Tax Consequences of the Reorganization

         It is anticipated that the Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. The Fund and the Trust, on behalf of the Scudder RREEF Fund, will receive an opinion from Morgan, Lewis & Bockius LLP substantially to the effect that, for federal income tax purposes:

(1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a).

(2) The Fund shareholders will recognize no gain or loss on their receipt of voting shares of the Scudder RREEF Fund in exchange for their voting shares of the Fund pursuant to the Reorganization.

(3) The Fund will not recognize gain or loss on the transfer of all of its assets to the Scudder RREEF Fund solely in exchange for voting shares of the Scudder RREEF Fund and the assumption by the Scudder RREEF Fund of the Fund's liabilities pursuant to the Reorganization.

(4) The Fund will not recognize gain or loss on its distribution of voting shares of the Scudder RREEF Fund to its shareholders pursuant to the liquidation of the Fund.

(5) The Scudder RREEF Fund will not recognize gain or loss on its acquisition of all of the assets of the Fund solely in exchange for voting shares of the Scudder RREEF Fund and the assumption by the Scudder RREEF Fund of the Fund's liabilities.

(6) The aggregate tax basis of the voting shares of the Scudder RREEF Fund received by each of the Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Fund surrendered in exchange therefor.

(7) The holding period of the voting shares of the Scudder RREEF Fund received by each of the Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization.

(8) The Scudder RREEF Fund's basis in the assets of the Fund received pursuant to the Reorganization will equal the Fund's basis in the assets immediately before the Reorganization.

(9) The Scudder RREEF Fund's holding period in the Fund's assets received pursuant to the Reorganization will include the period during which the Fund held the assets.

(10) The Scudder RREEF Fund will succeed to and take into account the items of the Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Fund as of the date of the Reorganization. The Scudder RREEF Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

You should consult your tax advisor regarding the effect of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

                                   Performance

         A discussion of the factors that materially affected the performance of the Scudder RREEF Fund during its most recently completed fiscal year together with the underlying performance information in the most recent annual report dated November 30, 2001 follow at Exhibit B to this Combined Proxy Statement/Prospectus.

         The following charts and tables illustrate the variability of the Scudder RREEF Fund's returns. The charts and the tables provide some indication of the risks of investing in the Scudder RREEF Fund by showing changes in the Scudder RREEF Fund's performance from year to year and how the Scudder RREEF Fund's returns compare to a broad measure of market performance.

Performance of Scudder RREEF Fund A Shares and B Shares

         The inception date for Scudder RREEF Fund's A Shares and B Shares is September 3, 2002. Performance figures are based on the historical performance of the Scudder RREEF Fund's original share class (formerly "RREEF Class A," renamed Scudder RREEF Fund's Institutional Class on September 3, 2002), adjusted to reflect the higher gross total annual operating expenses of the Scudder RREEF Fund's A Shares and B Shares and the current applicable sales charges of Scudder RREEF Fund's A Shares and B Shares.

         The bar chart shows how the performance for the Scudder RREEF Fund's A Shares varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how the performance for the Scudder RREEF Fund's A Shares and B Shares compares with a broad-based market index (which, unlike the Scudder RREEF Fund, does not have any fees or expenses). The performance of both the Scudder RREEF Fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Scudder RREEF Fund's A Shares only and will vary for the Scudder RREEF Fund's B Shares.

         Annual Total Returns (%) as of 12/31 each year              A Shares

                           2000: 28.72%
                           2001: 13.88%

         The calendar year-to-date return as of June 30, 2002 was 5.97%.


During the periods shown in the bar chart, the highest quarterly return was 11.78% (for the 2nd quarter of 2000) and the lowest quarterly return was -1.46% (for the 1st quarter of 2001).

         AVERAGE ANNUAL TOTAL RETURNS

                    Scudder RREEF Real Estate Securities Fund
                          Average Annual Total Returns
                             As of December 31, 2001

---------------------------------------------------------------------------------------------------------
                                                                 1                       Since
                                                                Year                  Inception(2)
---------------------------------------------------------------------------------------------------------
Scudder RREEF Fund - A shares
Return Before Taxes                                            7.33%                     18.02%
Return After Taxes on Distributions                            5.21%                     14.97%
Return After Taxes on Distributions and Sale of Fund
Shares                                                         4.82%                     13.25%
---------------------------------------------------------------------------------------------------------
Scudder RREEF Fund - B shares
Return Before Taxes                                            9.63%                     16.89%
---------------------------------------------------------------------------------------------------------
Wilshire REIT Index(1) (reflects no deductions for
fees, expenses or taxes)                                      12.35%                     22.55%
---------------------------------------------------------------------------------------------------------

(1) Wilshire REIT Index, a market cap index of equity securities issued by equity REITS.
(2)  Since December 1, 1999.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of Scudder RREEF Fund Institutional Shares

         The inception date for Scudder RREEF Fund's Institutional Shares is December 1, 1999. Performance figures are based on the historical performance of this share class (formerly "RREEF Class A," renamed Scudder RREEF Institutional Class on September 3, 2002).

         The bar chart shows how the performance for the Scudder RREEF Fund's Institutional Shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how the performance for the Scudder RREEF Fund's Institutional Shares compares with a broad-based market index (which, unlike the Scudder RREEF Fund, does not have any fees or expenses). The performance of both the Scudder RREEF Fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The table shows returns for the Scudder RREEF Fund's Institutional Shares on a before-tax and after-tax basis.

         Annual Total Returns (%) as of 12/31 each year    Institutional Shares

                           2000: 29.23%
                           2001: 14.32%

        The calendar year-to-date return as of June 30, 2002 was 14.19%.


During the periods shown in the bar chart, the highest quarterly return was 11.89% (for the 2nd quarter of 2000) and the lowest quarterly return was -1.36% (for the 1st quarter of 2001).

         AVERAGE ANNUAL TOTAL RETURNS

                    Scudder RREEF Real Estate Securities Fund
                          Average Annual Total Returns
                             As of December 31, 2001

---------------------------------------------------------------------------------------------------------
                                                                 1                       Since
                                                                Year                  Inception(2)
---------------------------------------------------------------------------------------------------------
Scudder RREEF Fund - Institutional Shares
Return Before Taxes                                            14.32%                    21.91%
Return After Taxes on Distributions                            10.17%                    18.20%
Return After Taxes on Distributions and Sale of Fund
Shares                                                          9.41%                    16.11%
---------------------------------------------------------------------------------------------------------
Wilshire REIT Index(1) (reflects no deductions for
fees, expenses or taxes)                                       12.35%                    22.55%
---------------------------------------------------------------------------------------------------------

(1) Wilshire REIT Index, a market cap index of equity securities issued by equity REITS.

(2)  Since December 1, 1999.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                 Capitalization


         The following table sets forth as of June 30, 2002 (i) the capitalization of each class of the Fund, (ii) the capitalization of the Scudder RREEF Fund, and (iii) the pro forma combined capitalization of the funds assuming that the Plan is approved and the Reorganization is consummated.

                     Capitalization Prior to Reorganization
                               As of June 30, 2002

                                        Real Estate Securities                                    Scudder RREEF
                                              Fund, Inc.                                  Real Estate Securities Fund(1)
                                 A                  B            Institutional
                              Shares             Shares             Shares
                         ---------------------------------------------------------------------------------------------------------
    Net Assets             $20,741,402        $7,886,009           $40,199                          $23,679,420
    Net Asset Value
    Per Share              $     15.53        $    15.44           $ 15.57                          $     14.07
    Shares Outstanding       1,335,205           510,829             2,581                            1,682,871

(1) Prior to September 3, 2002, the Scudder RREEF Fund offered class A shares and class B shares. The table above reflects only the class A shares, which were redesignated as Institutional Shares on September 3, 2002. Class B shares were discontinued on June 17, 2002 and, therefore, are not reflected in the table above.

           Capitalization of Scudder RREEF Real Estate Securities Fund
                           After the Reorganization(2)
                               As of June 30, 2002

                                                   Scudder RREEF
                                            Real Estate Securities Fund
                                      A                  B                Institutional
                                    Shares             Shares                 Shares
                              ----------------------------------------------------------------
Net Assets                       $20,741,402        $7,886,009             $23,719,619
Net Asset Value Per Share           $14.07             $14.07                 $14.07
Shares Outstanding                1,474,158           560,484                1,685,728

(2) Assumes the Reorganization had been consummated on June 30, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the Scudder RREEF Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Scudder RREEF Fund that actually will be received on or after such date.

                               Voting Information

         This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the special meeting of shareholders. Solicitation of proxies will be primarily by mail. Officers and service contractors of the Fund may also solicit proxies by telephone, facsimile, Internet, or in person. The costs of solicitation will be borne by DeAM. DeAM will provide payment to Georgeson Shareholder Communications, Inc., a proxy solicitation firm, for its services in soliciting proxies. DeAM has engaged Georgeson Shareholder Communications, Inc. at an estimated total cost of $5,000. However, the exact cost will depend on the amount and types of services rendered.

         Each share of the Fund is entitled to one vote. To approve the Reorganization of the Fund, a majority of the shares of the Fund outstanding and entitled to vote must be voted in favor of the Plan. Shareholders holding one third of the outstanding shares of the Fund as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

         For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not votes cast at the Special Meeting and therefore have the effect of a "NO" vote. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

         Please use the Proxy card enclosed with the Proxy Statement/Prospectus (the "Proxy Card") to vote on the Reorganization. You should complete the Proxy Card by:

         (1) Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Reorganization by checking the appropriate box on the Proxy Card;

         (2)    Signing and dating the Proxy Card; and

         (3) Returning it to Management Information Services, Inc. (MIS) in the enclosed postage-paid envelope.

         Any shareholder giving a Proxy has the right to attend the Special Meeting to vote his/her shares in person (thereby revoking any prior Proxy) and also the right to revoke the Proxy at any time prior to its exercise by executing a superseding Proxy or by submitting a written notice to Scudder Investments Service Center, 222 South Riverside Plaza, Chicago, IL 60606-5808 with a "Revocation Letter" that:

         (1)    Identifies yourself;

         (2) States that as shareholder of the Fund, you revoke your prior decisions as set forth in the previously returned Proxy Card; and

         (3) Indicates your approval, disapproval or abstention from voting on the Reorganization.

         Your Proxy Card or Revocation Letter must be received on or before October 15, 2002. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Reorganization. Please note that simply attending the Special Meeting without voting will not revoke a prior Proxy.

         If a ballot is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares "FOR" the proposal.

         Shareholders may also vote by telephone by calling the toll-free number on the Proxy Card and by the internet by logging on to www.proxyweb.com and following the instructions.

         It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by Deutsche Asset Management, Inc.

         Only Shareholders of the Fund on August 9, 2002 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of August 9, 2002, shares outstanding of the Fund were as follows:

-------------------------------------------------------------------------------
Fund Class                            Outstanding Shares
-------------------------------------------------------------------------------
A Shares                              1,357,011
B Shares                              444,776
Institutional Shares                  2,583

         As of the Record Date, officers and Directors of the Fund as a group owned less than 1% of each class. As of the Record Date, and to the best of the Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of a class or of the Fund:


-----------------------------------------------------------------------------------------------------------------------
                Name and Address                        Share Class            Percentage of         Type of
                                                                               Class Owned(1)       Ownership
Bankers Trust Corp & Affil 401K Savings Plan       Class A                 13.23%                   Beneficial
The Partnershare Plan of Bankers Trust NY Corp &
Affil
100 Plaza One
Jersey City, NJ 07311

-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.                      Class A                 5.73%                    Beneficial
FBO 210-16742-12
PO Box 1346
Baltimore, MD 21203

-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith                Class B                 16.42%                   Beneficial
Mutual Funds Operations
Attn: Transfer Supervisor
4800 Deer Lake Dr E Fl 3
Jacksonville FL 32246

-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.                      Institutional Class     86.653%                  Beneficial
FBO 650-10788-17
PO Box 1346
Baltimore, MD 21203

-----------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette Securities Corp. Inc.    Institutional Class     12.67%                   Beneficial
PO Box 2052
Jersey City, NJ 07303
-----------------------------------------------------------------------------------------------------------------------

(1)      Percentages are based on shares outstanding as of the Record Date.

         It is anticipated that immediately following the Reorganization, each of the above shareholders will own approximately the same percentage of the respective class of the Scudder RREEF Fund as they did of the Fund immediately prior to the Reorganization.

         As of the Record Date, officers and Directors of the Scudder RREEF Fund as a group owned 5.4% of the outstanding shares of the Scudder RREEF Fund.(1) As of the Record Date, and to the best of the Scudder RREEF Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of the Scudder RREEF Fund:(1)


----------------------------------------------------------------------------------------------------------
                Name and Address                   Share Class(1)        Percentage of        Type of
                                                                         Class Owned(2)      Ownership
Charles Schwab & Co., Inc.                     Class A               36.34%                 Beneficial
101 Montgomery Street
San Francisco, CA  94104

----------------------------------------------------------------------------------------------------------
American Express Trust Co.                     Class A               32.12%                 Beneficial
50534 AXP Financial Center
Minneapolis, MN  55474

----------------------------------------------------------------------------------------------------------
Herbert Herff Trust Foundation                 Class A               12.38%                 Beneficial
271 Administration Building
Memphis, TN  38152

----------------------------------------------------------------------------------------------------------
Deutsche Bank Trust                            Class A               10.05%                 Beneficial
280 Park Avenue  MS NYCO3-2202
New York, NY  10018
----------------------------------------------------------------------------------------------------------

(1) As of the Record Date, the Scudder RREEF Fund had only one class of shares: Class A shares, which were redesignated as the Institutional Shares on September 3, 2002.

(2)      Percentages are based on shares outstanding as of the Record Date.

         It is anticipated that immediately following the Reorganization, each of the above shareholders will own approximately the same percentage of the respective class of the Scudder RREEF Fund as they did immediately prior to the Reorganization.

         Instructions for Signing Proxy Cards. The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Fund involved in validating your vote if you fail to sign your proxy card properly.

         1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

         2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

         3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:


         Registration                                                                   Valid Signature
         ------------                                                                   ---------------

         Corporate Accounts
         ------------------
         (1)  ABC Corp..............................................................    ABC Corp.
                                                                                        John Doe, Treasurer
         (2)  ABC Corp..............................................................    John Doe, Treasurer
         (3)  ABC Corp. c/o John Doe, Treasurer.....................................    John Doe
         (4)  ABC Corp. Profit Sharing Plan.........................................    John Doe, Director

         Partnership Accounts
         --------------------
         (1)  The XYZ Partnership...................................................    Jane B. Smith, Partner
         (2)  Smith and Jones, Limited Partnership..................................    Jane B. Smith, General
                                                                                        Partner

         Trust Accounts
         --------------
         (1)  ABC Trust Account.....................................................    Jane B. Doe, Director
         (2)  Jane B. Doe, Director u/t/d 12/28/78..................................    Jane B. Doe


         Custodial or Estate Accounts
         ----------------------------
         (1)  John B. Smith, Cust. f/b/o John B. Smith, Jr.
              UGM/UTMA..............................................................    John B. Smith
         (2)  Estate of John B. Smith...............................................    John B. Smith, Executor

                             Additional Information

Shareholder Proposals

         The Fund is not required to hold annual shareholder meetings. Any shareholder proposals to be included in the proxy statement for the Fund's next shareholder meeting must be received by the Fund within a reasonable period of time prior to that meeting. Shareholders who wish to submit shareholder proposals should send the proposals to the Fund at Real Estate Securities Fund, Inc. One South Street, Baltimore, Maryland 21202.

Experts

         The annual financial statements and financial highlights of the Scudder RREEF Fund for the fiscal year ended November 30, 2001 have been audited by Deloitte & Touche LLP independent auditors, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights of the Scudder RREEF Fund for the period ended May 31, 2002 have also been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus.

         The annual financial statements and financial highlights of the Fund for the fiscal year ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent public accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus, in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights for the period ended June 30, 2002 have also been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus.

Information Filed with the Securities and Exchange Commission

         This Combined Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of the Fund and the Scudder RREEF Fund filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The Prospectuses and Statements of Additional Information for the Fund and the Scudder RREEF Fund are incorporated by reference into this Combined Proxy Statement/Prospectus.

         The Fund and the Trust, on behalf of the Scudder RREEF Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the SEC's regional and district offices located 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                                                      EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ____ day of ___________, 2002, by and between SCUDDER RREEF SECURITIES TRUST, a Delaware business trust (the "Trust") on behalf of its series, SCUDDER RREEF Real Estate Securities Fund (the "Acquiring Fund"), and REAL ESTATE SECURITIES FUND, INC. (the "Selling Fund"), a Maryland corporation.

         Where appropriate, references to the Acquiring Fund mean to the Trust, on behalf of the Acquiring Fund.

         This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treasury Regulations Section 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to the Acquiring Fund of substantially all of the assets of the Selling Fund in exchange for the assumption by the Acquiring Fund of all stated liabilities of the Selling Fund and the issuance by the Acquiring Fund of shares of beneficial interest, with no par value (the "Acquiring Fund Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       THE REORGANIZATION AND LIQUIDATION OF THE SELLING FUND

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to assign, deliver and otherwise transfer the Selling Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund and the Acquiring Fund agrees in exchange therefor to assume all of the Selling Fund stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

         1.2(a) The "Selling Fund Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by the Selling Fund, and any deferred or prepaid expenses shown as an asset on the Selling Fund's books on the Valuation Date.

         (b) On or prior to the Valuation Date, the Selling Fund will provide the Acquiring Fund with a list of all of assets to be assigned, delivered and otherwise transferred to the Acquiring Fund and of the stated liabilities to be assumed by the Acquiring Fund pursuant to this Agreement. The Selling Fund reserves the right to sell any of the securities on such list but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest and in amounts agreed to in writing by the Acquiring Fund. The Acquiring Fund will, within a reasonable time prior to the Valuation Date, furnish the Selling Fund with a statement of its investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Selling Fund holds any investments that the Acquiring Fund is not permitted to hold, the Selling Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

         1.3(a) The Selling Fund will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. The Acquiring Fund will assume all stated liabilities, which include, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Selling Fund prepared by the Treasurer of the Selling Fund, as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

         (b) On the Valuation Date, the Selling Fund may establish a cash reserve, which shall not exceed 5% of the Selling Fund's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by the Selling Fund and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

         1.4 In order for the Selling Fund to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, the Selling Fund will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

         1.5 On the Closing Date or as soon as practicable thereafter, the Selling Fund will distribute the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("Selling Fund Shareholders"). Class A Shareholders of the Selling Fund will receive Class A Shares of the Acquiring Fund. Class B Shareholders of the Selling Fund will receive Class B Shares of the Acquiring Fund. Class C shareholders of the Selling Fund will receive Class C Shares of the Acquiring Fund. Institutional Class shareholders of the Selling Fund will receive Institutional Class Shares of the Acquiring Fund. Such distribution will be accomplished by an instruction, signed by the Secretary of the Selling Fund to transfer Acquiring Fund Shares then credited to the Selling Fund's account on the books of the Acquiring Fund, to open accounts on the books of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to such Selling Fund Shareholders. All issued and outstanding shares of the Selling Fund simultaneously will be canceled on the Selling Fund's books; however, share certificates representing interests in the Selling Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will issue certificates representing the Acquiring Fund Shares in connection with such exchange only upon the written request of a Selling Fund Shareholder.

         1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. The Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current Prospectus and Statement of Additional Information.

         1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the Selling Fund's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred.

         1.8 Any reporting responsibility of the Selling Fund, is and shall remain the responsibility of the Selling Fund up to and including the date on which the Selling Fund is dissolved pursuant to paragraph 1.9.

         1.9 Within one year after the Closing Date, the Selling Fund shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of the Selling Fund as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of the Selling Fund, such entity shall either (i) qualify as a liquidating trust under
Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of the Selling Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. The Selling Fund shall be dissolved promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

         1.10 Copies of all books and records maintained on behalf of the Selling Fund in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of the Acquiring Fund or their designee and the Acquiring Fund or its designee shall comply with applicable record retention requirements to which the Selling Fund is subject under the 1940 Act.

2.       VALUATION

         2.1 The value of the Selling Fund Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of the Selling Fund of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Selling Fund's then current Prospectus and Statement of Additional Information.

         2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information.

         2.3 The number of Acquiring Fund Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of the applicable class of Selling Fund shares (calculated in accordance with paragraph 2.1) by the net asset value per share of the applicable class of shares of the Acquiring Fund. For purposes of this paragraph, the aggregate net asset value of the shares of the Selling Fund shall not include the amount of the Cash Reserve.

         2.4 All computations of value shall be made by ___________________ in accordance with its regular practice in pricing the Acquiring Fund. The Acquiring Fund shall cause ______________________ to deliver a copy of its valuation report at the Closing.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 5:00 p.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern time on the Closing Date unless otherwise provided.

         3.2 Portfolio securities held by the Selling Fund and represented by a certificate or other written instrument shall be presented by it or on its behalf to Deutsche Bank Trust Company Americas (the "Custodian"), as custodian for the Acquiring Fund, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by the Selling Fund to the Custodian for the account of the Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "Deutsche Bank Trust Company Americas," Custodian for the Acquiring Fund.

         3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Selling Fund and Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

         3.4 If requested, the Selling Fund shall deliver to the Acquiring Fund or its designee (a) at the Closing, a list, certified by the Secretary of the Selling Fund, of the names, addresses and taxpayer identification numbers of the Selling Fund Shareholders and the number and percentage ownership of outstanding Selling Fund shares owned by each such Selling Fund Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Selling Fund's taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquiring Fund shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.       COVENANTS OF THE SELLING FUND AND ACQUIRING FUND

         4.1 Except as otherwise expressly provided herein with respect to the Selling Fund, the Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

         4.2 The Trust, will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to the Acquiring Shares ("Registration Statement"). The Selling Fund will provide the Trust with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. The Selling Fund will further provide the Trust with such other information and documents relating to the Selling Fund as are reasonably necessary for the preparation of the Registration Statement.

         4.3 The Selling Fund will call a meeting of the Selling Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Selling Fund will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Trust will furnish the Selling Fund with the Acquiring Fund's currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to the Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

         4.4 The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Selling Fund Shares.

         4.5 Subject to the provisions of this Agreement, the Selling Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         4.6 The Selling Fund shall furnish or cause to be furnished to the Acquiring Fund within 30 days after the Closing Date a statement of the Selling Fund's assets and liabilities as of the Closing Date, which statement shall be certified by the Treasurer of the Selling Fund and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement certified by the Treasurer of the Selling Fund of earnings and profits of the Selling Fund for Federal income tax purposes that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

         4.7 As soon after the Closing Date as is reasonably practicable, the Selling Fund (a) shall prepare and file all Federal and other tax returns and reports of the Selling Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

         4.8 The Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.       REPRESENTATIONS AND WARRANTIES

         5.1 The Trust represents and warrants to the Selling Fund, on behalf of the Acquiring Fund, as follows:

                  (a) The Trust is a validly existing Delaware business trust with full power to carry on its business as presently conducted;

                  (b) The Trust is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

                  (c) All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of the Acquiring Fund are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and the Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

                  (d) The current Prospectus and Statement of Additional Information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (e) The Trust is not in, and the execution, delivery and performance of this Agreement will not result in a material violation of any provision of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which it is bound;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

                  (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended November 30, 2001, of the Trust audited by Deloitte & Touche (copies of which have been furnished to the Selling Fund) fairly present, in all material respects, the Acquiring Fund's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of the Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

                  (h) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth in the Acquiring Fund's current Prospectus incorporated by reference in the Registration Statement. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

                  (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes a valid and binding obligation of the Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the Trust's performance of this Agreement;

                  (j) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth in the Trust's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement;

                  (k) All material Federal and other tax returns and reports of the Trust required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (l) For each taxable year since its inception, the Trust has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of the Trust to continue to meet the requirements of Subchapter M of the Code;

                  (m) Since its inception there has been no change by the Trust in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

                  (n) The information furnished or to be furnished by the Trust for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

                  (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

         5.2 The Selling Fund represents and warrants to the Acquiring Fund, as follows:

                  (a) The Selling Fund is a validly existing Maryland corporation with full power to carry on its business as presently conducted;

                  (b) The Selling Fund is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

                  (c) All of the issued and outstanding shares of beneficial interest of the Selling Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of the Selling Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and the Selling Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

                  (d) The current Prospectus and Statement of Additional Information of the Selling Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (e) The Selling Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the Selling Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it is bound;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

                  (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of the Selling Fund for the year ended December 31, 2001 audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Trust) fairly present, in all material respects, the Selling Fund's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of the Selling Fund (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

                  (h) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

                  (i) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, as set forth in the Fund's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement. The Selling Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund pursuant to paragraph 3.4;

                  (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Selling Fund, and subject to the approval of the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the Selling Fund's performance of this Agreement;

                  (k) All material Federal and other tax returns and reports of the Selling Fund required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Selling Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (l) For each taxable year since its inception, the Selling Fund, has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of the Selling Fund to continue to meet the requirements of Subchapter M of the Code;

                  (m) At the Closing Date, the Selling Fund will have good and valid title to the Selling Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by the Selling Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

                  (n) On the effective date of the Registration Statement, at the time of the meeting of the Selling Fund's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Acquiring Fund Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by the Selling Fund for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

                  (o) The Selling Fund will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

                  (p) The Selling Fund has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

                  (q) The Selling Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         6.1 All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 The Trust shall have delivered to the Selling Fund, a certificate of its President and Treasurer, in a form reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Selling Fund shall reasonably request.

         6.3 The Selling Fund shall have received a favorable opinion from ____________________, counsel to the Trust, dated as of the Closing Date, to the effect that:

                  (a) The Trust is a validly existing Delaware business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted [(Delaware counsel may be relied upon in delivering such opinion)];

                  (b) the Trust is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) this Agreement has been duly authorized, executed and delivered by the Trust and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Trust, is a valid and binding obligation of the Trust enforceable against the Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (d) the Acquiring Fund Shares to be issued to the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth in the Trust's Statement of Additional Information), and no shareholder of the Trust has any preemptive rights to subscription or purchase in respect thereof [(Delaware counsel may be relied upon in delivering such opinion)];

                  (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws [(Delaware counsel may be relied upon in delivering such opinion)]; and

                  (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

         6.4 As of the Closing Date, there shall have been no material change in the Acquiring Fund's investment objective, policies and restrictions nor any increase in the investment management fees from those described in the Acquiring Fund's Prospectus for the A and B Class shares and Prospectus for the Institutional Class shares and the Acquiring Fund's Statement of Additional Information, each dated September 3, 2002.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Selling Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

         7.3 The Selling Fund shall have delivered to the Acquiring Fund, a statement of the Selling Fund Assets and its liabilities, together with a list of the Selling Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of the Selling Fund.

         7.4 The Selling Fund shall have delivered to the Trust within three business days after the Closing a letter from ______________ dated as of the Closing Date stating that (a) such firm has performed a limited review of the Federal and state income tax returns of the Selling Fund for each of the last three taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of the Selling Fund for the periods covered thereby, (b) for the period from _____________200_ to and including the Closing Date, such firm has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from ____________ 200_ to and including the Closing Date and (c) based on such limited reviews, nothing came to their attention that caused them to believe that the Selling Fund would not qualify as a regulated investment company for Federal income tax purposes for any such year or period.

         7.5 The Trust shall have received at the Closing a favorable opinion from Morgan, Lewis & Bockius LLP, counsel to the Selling Fund, dated as of the Closing Date to the effect that:

                  (a) The Selling Fund is a validly existing Maryland corporation and has the power to own all of its properties and assets and to carry on its business as presently conducted;

                  (b) the Selling Fund is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) this Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Selling Fund's Articles of Incorporation or By-Laws; and

                  (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

         7.6 On the Closing Date, the Selling Fund Assets shall include no assets that the Acquiring Fund, by reason of limitations of the Acquiring Fund's Declaration of Trust or otherwise, may not properly acquire.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND AND THE ACQUIRING FUND

         The obligations of the Selling Fund and the Trust, on behalf of the Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of its Articles of Incorporation, and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by the Selling Fund or Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of the Trust or the Selling Fund or Acquiring Fund.

         8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date.

         8.6 The parties shall have received the opinion of the law firm of Morgan, Lewis & Bockius LLP (based on such representations as such law firm shall reasonably request), addressed to the Trust, on behalf of the Acquiring Fund, and to the Selling Fund, which opinion may be relied upon by the shareholders of the Selling Fund, substantially to the effect that, for Federal income tax purposes:

                  (a) The transfer of the Selling Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution by the Selling Fund of Acquiring Fund Shares to the Selling Fund Shareholders in exchange for their Selling Fund Shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Trust and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Selling Fund;

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the assets of the Selling Fund to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities or upon the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in exchange for their Selling Fund Shares;

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of the Selling Fund Shares for Acquiring Fund Shares;

                  (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Selling Fund Shares held by each such Selling Fund Shareholder immediately prior to the Reorganization;

                  (f) The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund Shares surrendered in exchange therefor were held (provided such Selling Fund Shares were held as capital assets on the date of the Reorganization);

                  (g) The tax basis of the assets of Selling Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization;

                  (h) The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquiring Fund; and

                  (i) Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

9.       FEES AND EXPENSES

         9.1. Deutsche Asset Management, Inc. and/or affiliated persons thereof will pay all expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Funds will not pay any of these expenses.


10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 This Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of the Selling Fund hereunder shall not survive the dissolution and complete liquidation of the Selling Fund in accordance with Section 1.9.

11.      TERMINATION

         11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

                  (a) by the mutual written consent of the Selling Fund, and the Acquiring Fund;

                  (b) by either, the Selling Fund, or the Acquiring Fund, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before October 31, 2002; or

                  (c) by either the Selling Fund, or the Acquiring Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Selling Fund shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2(a) Termination of this Agreement pursuant to paragraphs 11.1(a) or
(b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Selling Fund or the Trust, or the directors/trustees, as the case may be, or officers of the Selling Fund or the Trust, to any other party or its trustees or officers.

         (b) Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Selling Fund or the Trust, or the trustees or officers of the Selling Fund or the Trust, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.      MISCELLANEOUS

         13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of Delaware.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 The obligations and liabilities of the Trust hereunder are solely those of the Trust. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of the Trust shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Trust and signed by authorized officers of the Trust acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

         13.6 The obligations and liabilities of the Selling Fund hereunder are solely those of the Selling Fund. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of the Selling Fund shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the directors of the Selling Fund and signed by authorized officers of the Selling Fund acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

         SCUDDER RREEF SECURITIES TRUST, on behalf of SCUDDER RREEF REAL ESTATE SECURITIES FUND

         By:      ________________________________
Name:
Title:

         REAL ESTATE SECURITIES FUND, INC.

         By:
                  -----------------------------------------------------
Name:
Title:

                                                                      EXHIBIT B

                   Management's Discussion of Fund Performance

                    SCUDDER RREEF REAL ESTATE SECURITIES FUND



                                    OVERVIEW

The Scudder RREEF Real Estate Securities Fund (the "Fund") reported a total return of 19.32% for Class A shares during the 12-month period ended November 30, 2001 (its fiscal year end) and an average annual total return of 21.24% since its inception (December 1, 1999). The performance of the Fund compares favorably to that of the Wilshire Real Estate Investment Trust Index, which, as of November 30, 2001, reported a one year total return of 17.30% and an average annual total return of 22.06% since inception of the Fund. Real Estate Investment Trusts ("REITs") provided some stability in a very difficult year.(1) The S&P 500(R) Index, for example, reported a return of -12.22% for the one year period ended November 30, 2001.

As of December 31, 2001, the Fund posted a one year return of 14.32% and an average annual return since its inception of 21.91%.

During the Fund's fiscal year, we saw the bursting of the technology and telecommunications bubbles as well as the overall rapid deceleration in the national economy that resulted in weakening business conditions. The terrorist attacks of September 11th caused additional economic pressure and deepened the recession for at least a short period. On a positive note, the consumer and housing sectors were areas of relative strength, trends that differed from many economic slowdowns in the past. Real estate operations are impacted by economic conditions, with each property type sector responding somewhat differently as detailed in our discussion of sector performance later in this letter. Recently, both monetary and fiscal stimuli, along with a successful military campaign in Afghanistan, have generated optimism among investors and economic forecasters that economic growth will return fairly rapidly.

Our strategy throughout the year was to assume a defensive bias in both our sector positioning and stock selection. We believed that solid returns could be generated by companies that had adopted a more cautious stance and, as such, focused on companies with what we believed were conservative valuations, that had the potential for stable results and where we saw limited exposure to development risk. The defensive positioning paid off as the Fund outperformed its benchmark during the fiscal year.


-----------------------------
(1) Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance for Class B shares will differ due to differences in class expenses. Please see p.4 for more complete performance information.

SECTOR PERFORMANCE

Sector performance showed wide variations for the year ended November 30, 2001:

              --------------------------------------------------------
                       Sector Performance by Property Type*
              --------------------------------------------------------

              Regional Mall                                39.17%
              Retail                                       33.33%
              Apartment                                    16.09%
              Industrial                                   13.04%
              Office                                       10.21%
              Hotel                                        -5.42%
              --------------------------------------------------------
                                        *Source:  Wilshire REIT Index
              --------------------------------------------------------

                            Regional Malls and Retail

These sectors benefited from the continued relative strength of consumer spending. In addition, returns were driven by attractive initial valuations as these companies lagged behind the REIT market during much of 2000. Overall, companies were able to meet earnings expectations with solid operating performance. The Fund held overweight positions in these sectors during the year.


                                     Hotels

In contrast to the retail sectors, the hotel sector was a substantial underperformer for the year with a sector return of -5.42% within the Wilshire REIT Index (the "benchmark"). The weak business environment impacted hotel occupancies and, by mid-year, operations looked particularly soft compared to the "boom times" of 2000. The terrorist attacks caused further weakening as both business and leisure travel plans were curtailed. Occupancies in November were approximately 10 percentage points lower than the previous year and lower room rates cut further into revenues. Given our defensive posture and our concern about weakening fundamentals, the Fund exited the sector during the summer. We did, however, add several small holdings after hotel stocks experienced severe price declines following the reopening of the stock market on September 17th.

                                     Office

The office sector also lagged with a benchmark total return of 10.21% for the year. The sector was plagued with increasing amounts of sublease space as companies realized that business operations would not continue at the previous year's torrid pace. Occupancy levels were down across the country and the rent spikes that were evident during the prior year reversed in the technology-related markets. Companies with New York exposure performed well as the market experienced relative strength. Also, the sector's largest company, Equity Office(2), became the first REIT added to the S&P 500(R) Index.

----------------------------
(2) As of November 30, 2001, Equity Office comprised 8.53% of the Fund. Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Adviser, or Distributor.

However, this addition was widely anticipated and an earnings warning from management coincided with the announcement so the typical price strength upon addition to the S&P 500(R) Index did not occur.

                                    Apartment

The apartment sector within the benchmark had a total return of 16.09% during the year. Companies that performed strongly within the sector were cheap at the beginning of the year, had lower development risk and less exposure to West Coast markets. The weakest performing companies had, in general, a large West Coast presence where a reversal of fortunes occurred. After a very strong prior 12-month period, declining rents and increasing vacancy levels, resulting from the deterioration of technology-related companies and subsequent job losses, plagued these markets. This sector also saw an addition to the S&P 500(R) Index with Equity Residential(3), the largest apartment owner in the country, becoming the second REIT added to the Index.

                                   Industrial

The industrial sector underperformed somewhat during the year with the benchmark total return of 13.04% as it suffered from the manufacturing slump, as well as some dot.com exposure. Companies that performed strongly during the year had limited development pipelines.

----------------------------
(3) As of November 30, 2001, Equity Residential comprised 6.24% of the Fund. Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Adviser, or Distributor.

                                SUMMARY & OUTLOOK

         After another year of solid performance, we believe that REITs remain fairly valued. At fiscal year end, REITs, in aggregate, were trading at prices equivalent to the value of their underlying real estate portfolios. The dividend yield of the REIT universe remains attractive at about 7% and we expect some growth in REIT earnings during the coming year, albeit at a low level. We believe that it is likely that property operations in general may weaken further before mirroring the expected economic recovery. Hotels will likely be the exception because operations should continue their recovery from September's lows. Share prices, however, may remain volatile as investors have seemed to "price in" more rapid improvement in hotel operations.


We expect to remain defensive initially, but will look to reestablish positions in companies with achievable growth-oriented strategies at attractive levels as the year progresses. We appreciate the confidence you have shown in us and will continue to focus on seeking solid performance within the Fund.

                   Growth of a $10,000 Investment (Unaudited)


                               RREEF RReal Estate                                  Wilshire Real Estate
            Date                Securities Fund            S&P 500 Index          Investment Trust Index
            ----                ---------------            -------------           ----------------------
        12/1/1999                10,000.00                    10,000.00                  10,000.00
        2/29/2000                 9,900.00                     9,866.63                  10,281.51
        5/31/2000                11,333.80                    10,290.37                  11,593.01
        8/31/2000                12,115.80                    11,023.88                  12,517.13
       11/30/2000                12,318.62                     9,578.00                  12,700.26
        2/28/2001                12,983.81                     9,057.60                  13,372.37
        5/31/2001                13,580.15                     9,204.34                  14,092.42
        8/31/2001                14,796.09                     8,335.30                  15,208.80
       11/30/2001                14,698.28                     8,407.32                  14,898.48



         The Scudder RREEF Real Estate Securities Fund's Class A total return for the year ended November 30, 2001 was 19.32%.


This chart assumes an initial investment of $10,000 made on 12/1/99 (inception date). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance for Class B shares will differ due to differences in class expenses.

The Wilshire REIT Index is an unmanaged index of approximately 100 selected securities which measures performance of U.S. publicly traded Real Estate Investment Trusts.

The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated September 9, 2002

          Relating to the acquisition of the assets and liabilities of
                        REAL ESTATE SECURITIES FUND, INC.
                                One South Street
                            Baltimore, Maryland 21202
                                 1-800-730-1313

             by and in exchange for shares of beneficial interest of
                    SCUDDER RREEF REAL ESTATE SECURITIES FUND
                                   a series of
                         SCUDDER RREEF SECURITIES TRUST
                      875 North Michigan Avenue, 41st Floor
                             Chicago, Illinois 60611
                                 1-888-897-8480


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated September 9, 2002 (the "Combined Proxy Statement/Prospectus") for the Special Meeting of the Real Estate Securities Fund, Inc. (the "Fund") to be held on October 17, 2002. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing Scudder Investments Service Center, 222 South Riverside Plaza, Chicago, IL 60606-5808 or calling Scudder Investments Services Center at 1-800-621-1048.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Incorporation of Documents by Reference into Statement of Additional
Information:

         Further information about Institutional Shares, A Shares and B Shares of the Scudder RREEF Real Estate Securities Fund (the "Scudder RREEF Fund") is contained in and incorporated herein by reference to the Scudder RREEF Fund's Statement of Additional Information dated September 3, 2002.

         Further information about Institutional Shares, A Shares and B Shares of the Fund is contained in and incorporated herein by reference to the Fund's Statement of Additional Information dated May 1, 2002 as supplemented through the date hereof.

         The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended December 31, 2001 for the Fund and the unaudited financial statements for the semi-annual period ended June 30, 2002 are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

         The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended November 30, 2001 and the unaudited financial statements for the semi-annual period ended May 31, 2002 for the Scudder RREEF Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

         The pro forma financial statements which give effect to the acquisition of the assets of Fund by and in exchange for shares of the Scudder RREEF Fund are attached hereto as Exhibit A. The pro forma financial statements have been presented as if the proposed Reorganization had taken place on June 30, 2002.

GENERAL INFORMATION

The Reorganization contemplates the transfer of substantially all of the assets and liabilities of the Fund to the Scudder RREEF Fund in exchange for shares of the Scudder RREEF Fund. The shares issued by the Scudder RREEF Fund will have an aggregate value equal to the aggregate value of the shares of the Fund that were outstanding immediately before the effective time of the Reorganization. Shareholders of A Shares, B Shares and Institutional Shares of the Fund will each receive A Shares, B Shares and Institutional Shares of the Scudder RREEF Fund, respectively.

After the transfer of substantially all of the assets and liabilities in exchange for Scudder RREEF Fund shares, the Fund will distribute the shares to its shareholders in liquidation of the Fund. Each shareholder owning shares of the Fund at the effective time of the Reorganization will receive shares from the Scudder RREEF Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Fund. The Scudder RREEF Fund will establish an account for each former shareholder of the Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by the Fund for each shareholder. Upon completion of the Reorganization, all outstanding shares of the Fund will have been redeemed and cancelled in exchange for shares distributed by the Scudder RREEF Fund. Once the Reorganization and liquidation are completed, the Fund will wind up its affairs and be deregistered as an investment company under the 1940 Act and terminated under Maryland law.

PRO FORMA COMBINED FINANCIAL STATEMENTS

The pro forma financial statements which give effect to the acquisition of the assets of Fund by and in exchange for shares of Scudder RREEF Fund are attached hereto as Exhibit A. The pro forma financial statements have been presented as if the proposed Reorganization had taken place on June 30, 2002. Deutsche Asset Management, Inc. and/or affiliated persons thereof will pay all expenses associated with the Reorganization. The Scudder RREEF Fund will be considered the accounting survivor for financial statement purposes.

For further information about the transaction, see the Combined Proxy Statement/Prospectus dated September 9, 2002 for the Special Meeting held on October 17, 2002.

                                    Exhibit A

               PRO FORMA SCUDDER RREEF REAL ESTATE SECURITIES FUND
                          COMBINED FINANCIAL STATEMENTS


PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of June 30, 2002 and unaudited pro forma condensed Statement of Operations for the twelve month period ended June 30, 2002 for the Scudder RREEF Real Estate Securities Fund and the Real Estate Securities Fund, Inc. as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

             PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2002 (UNAUDITED)

                                                                             Real Estate
                                                   Scudder RREEF Real      Securities Fund,
                                                    Estate Securities            Inc.             Pro forma        Acquiring Fund
                                                      Fund (Actual)            (Actual)        adjustments (1)      (As adjusted)
                                                      -------------            --------        ---------------      -------------
Investments, at value                                  $24,431,534            $28,549,417                           $52,980,951
Cash and foreign currency, at value                         23,070                    591                                23,661
Other assets less liabilities                             (775,184)               117,602                -             (657,582)
                                                       -----------            -----------        ---------          -----------
Net assets                                             $23,679,420            $28,667,610        $       -          $52,347,030
                                                       ===========            ===========        ---------          ===========
Shares outstanding                                       1,682,871                      -            2,857            1,685,728
Net asset value per share (RREEF)                          $ 14.07               $      -                -              $ 14.07
Shares outstanding                                                              1,335,205          138,953            1,474,158
Net asset value per share, Class A                         $     -                 $15.53                -              $ 14.07
Shares outstanding                                         $     -                510,829           49,655              560,484
Net asset value per share, Class B                         $     -                 $15.44                -              $ 14.07
Shares outstanding                                               -                  2,581           (2,581)                   -
Net asset value per share, Class Institutional             $     -                 $15.57        $       -              $     -



(1) Assumes the Reorganization had been consummated on June 30, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Scudder RREEF Real Estate Securities Fund will be received by the shareholders of the Real Estate Securities Fund, Inc. on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Scudder RREEF Real Estate Securities Fund that actually will be received on or after such date.


-----------------------------------------------------------------------------------------------------------------------------
Pro Forma
Portfolio of Investments
as of June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      Scudder
                                                                                       RREEF
                                                                                    Real Estate   Real Estate
                                                                                     Securities    Securities     Pro Forma
                                                                                        Fund       Fund, Inc.      Combined
                                                                                     Par/Share      Par/Share     Par/Share
                                                                                       Amount        Amount         Amount
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.8%
-----------------------------------------------------------------------------------------------------------------------------
                                   Repurchase Agreement with Goldman Sachs,
-----------------------------------------------------------------------------------------------------------------------------
                                   1.88%, 07/01/2002                                          -         520,000      520,000
-----------------------------------------------------------------------------------------------------------------------------
                                   UMB Bank Money Fiduciary                             975,323               -      975,323
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost of $975,323, $520,000, and $1,495,323,
respectively)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Common Stocks 97.2%
-----------------------------------------------------------------------------------------------------------------------------
        Apartments -23.7%              Apartment Investment & Management Co              24,400         35,500        59,900
-----------------------------------------------------------------------------------------------------------------------------
                                       Archstone-Smith Trust                             47,528         49,500        97,028
-----------------------------------------------------------------------------------------------------------------------------
                                       Avalonbay Communities, Inc.                       15,106         28,385        43,491
-----------------------------------------------------------------------------------------------------------------------------
                                       BRE Properties, Inc.                              29,500         19,800        49,300
-----------------------------------------------------------------------------------------------------------------------------
                                       Equity Residential Properties Trust               22,950         41,800        64,750
-----------------------------------------------------------------------------------------------------------------------------
                                       Essex Property Trust, Inc.                         8,288         11,900        20,188
-----------------------------------------------------------------------------------------------------------------------------
                                       United Dominion                                   29,861              -        29,861
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
        Diversified/Other - 7.1%       Arden Realty Corp.                                34,300              -        34,300
-----------------------------------------------------------------------------------------------------------------------------
                                       Camden Property Trust                             12,576              -        12,576
-----------------------------------------------------------------------------------------------------------------------------
                                       Catellus Development Corp                                        15,701        15,701
-----------------------------------------------------------------------------------------------------------------------------
                                       Frontline Capital Group                                          12,400        12,400
-----------------------------------------------------------------------------------------------------------------------------
                                       Mack-Cali Realty Corp                              6,800              -         6,800
-----------------------------------------------------------------------------------------------------------------------------
                                       New Plan Excel Realty Trust                       18,500              -        18,500
-----------------------------------------------------------------------------------------------------------------------------
                                       Vornado Realty Trust                                             30,200        30,200
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
        Hospitality - 7.9%             Hilton Hotels                                     34,300              -        34,300
-----------------------------------------------------------------------------------------------------------------------------
                                       Host Marriott Corp                                               53,801        53,801
-----------------------------------------------------------------------------------------------------------------------------
                                       LaSalle Hotel Properties                                         20,200        20,200
-----------------------------------------------------------------------------------------------------------------------------
                                       Meristar Hospitality Corp.                                       46,200        46,200
-----------------------------------------------------------------------------------------------------------------------------
                                       RFS Hotel Investors, Inc.                         11,900              -        11,900
-----------------------------------------------------------------------------------------------------------------------------
                                       Starwood Hotels & Resorts                         21,400         36,300        57,700
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
        Mobile Homes - 1.7%            Sun Communities, Inc.                              2,700         18,700        21,400
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
        Office/Industrial - 31.2%      AMB Property Corp                                 23,922         30,700        54,622
-----------------------------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]


----------------------------------------------------------------------------------------------------------------------------
                                                                                     Scudder
                                                                                      RREEF
                                                                                    Real Estate  Real Estate
                                                                                    Securities   Securities     Pro Forma
                                                                                        Fund      Fund, Inc.     Combined
                                                                                       Market       Market        Market
                                                                                     Value ($)     Value ($)     Value ($)
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.8%
----------------------------------------------------------------------------------------------------------------------------
                                   Repurchase Agreement with Goldman Sachs,
----------------------------------------------------------------------------------------------------------------------------
                                   1.88%, 07/01/2002                                           -      520,000       520,000
----------------------------------------------------------------------------------------------------------------------------
                                   UMB Bank Money Fiduciary                              975,323            -       975,323
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost of $975,323, $520,000, and $1,495,323,                 975,323      520,000     1,495,323
respectively)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Common Stocks 97.2%
----------------------------------------------------------------------------------------------------------------------------
        Apartments -23.7%              Apartment Investment & Management Co            1,200,480    1,746,600     2,947,080
----------------------------------------------------------------------------------------------------------------------------
                                       Archstone-Smith Trust                           1,268,998    1,321,650     2,590,648
----------------------------------------------------------------------------------------------------------------------------
                                       Avalonbay Communities, Inc.                       705,450    1,325,580     2,031,030
----------------------------------------------------------------------------------------------------------------------------
                                       BRE Properties, Inc.                              917,745      615,978     1,533,723
----------------------------------------------------------------------------------------------------------------------------
                                       Equity Residential Properties Trust               659,813    1,201,750     1,861,563
----------------------------------------------------------------------------------------------------------------------------
                                       Essex Property Trust, Inc.                        453,354      650,930     1,104,284
----------------------------------------------------------------------------------------------------------------------------
                                       United Dominion                                   470,310            -       470,310
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Diversified/Other - 7.1%       Arden Realty Corp.                                975,835            -       975,835
----------------------------------------------------------------------------------------------------------------------------
                                       Camden Property Trust                             465,689            -       465,689
----------------------------------------------------------------------------------------------------------------------------
                                       Catellus Development Corp                               -      320,594       320,594
----------------------------------------------------------------------------------------------------------------------------
                                       Frontline Capital Group                                 -           87            87
----------------------------------------------------------------------------------------------------------------------------
                                       Mack-Cali Realty Corp                             239,020            -       239,020
----------------------------------------------------------------------------------------------------------------------------
                                       New Plan Excel Realty Trust                       385,355            -       385,355
----------------------------------------------------------------------------------------------------------------------------
                                       Vornado Realty Trust                                    -    1,395,240     1,395,240
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Hospitality - 7.9%             Hilton Hotels                                     476,770            -       476,770
----------------------------------------------------------------------------------------------------------------------------
                                       Host Marriott Corp                                             607,941       607,941
----------------------------------------------------------------------------------------------------------------------------
                                       LaSalle Hotel Properties                                -      318,150       318,150
----------------------------------------------------------------------------------------------------------------------------
                                       Meristar Hospitality Corp.                              -      704,550       704,550
----------------------------------------------------------------------------------------------------------------------------
                                       RFS Hotel Investors, Inc.                         161,126            -       161,126
----------------------------------------------------------------------------------------------------------------------------
                                       Starwood Hotels & Resorts                         703,846    1,193,907     1,897,753
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Mobile Homes - 1.7%            Sun Communities, Inc.                             112,725      780,725       893,450
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Office/Industrial - 31.2%      AMB Property Corp                                 741,582      951,700     1,693,282
----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Pro Forma
Portfolio of Investments
as of June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      Scudder
                                                                                       RREEF
                                                                                    Real Estate   Real Estate
                                                                                     Securities    Securities     Pro Forma
                                                                                        Fund       Fund, Inc.      Combined
                                                                                     Par/Share      Par/Share     Par/Share
                                                                                       Amount        Amount         Amount
-----------------------------------------------------------------------------------------------------------------------------
                                       Boston Properties, Inc                            24,164         46,589        70,753
----------------------------------------------------------------------------------------------------------------------------
                                       Brookfield Properties Corp.                       45,655              -        45,655
----------------------------------------------------------------------------------------------------------------------------
                                       Carranerica Realty Corp                           31,063          3,441        34,504
----------------------------------------------------------------------------------------------------------------------------
                                       CenterPoint Properties                             4,000              -         4,000
----------------------------------------------------------------------------------------------------------------------------
                                       Duke Realty Corp                                                 32,776        32,776
----------------------------------------------------------------------------------------------------------------------------
                                       Equity Office Properties Trust                    25,395         77,302       102,697
----------------------------------------------------------------------------------------------------------------------------
                                       Kilroy Realty Corp                                               16,300        16,300
----------------------------------------------------------------------------------------------------------------------------
                                       Koger Equity                                       6,300              -         6,300
----------------------------------------------------------------------------------------------------------------------------
                                       Liberty Property Trust                            18,800              -        18,800
----------------------------------------------------------------------------------------------------------------------------
                                       PS Business Parks, Inc.                                          11,300        11,300
----------------------------------------------------------------------------------------------------------------------------
                                       Prologis Trust                                    52,200         48,700       100,900
----------------------------------------------------------------------------------------------------------------------------
                                       Reckson Associates Realty Corp.                                  32,900        32,900
----------------------------------------------------------------------------------------------------------------------------
                                       SL Green Realty Corp.                             13,400          6,400        19,800
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Regional Malls - 15.0%         Developers Diversified Realty Corp.               19,100              -        19,100
----------------------------------------------------------------------------------------------------------------------------
                                       General Growth Properties, Inc.                   28,442         17,200        45,642
----------------------------------------------------------------------------------------------------------------------------
                                       The Rouse Co.                                                    34,100        34,100
----------------------------------------------------------------------------------------------------------------------------
                                       Simon Property Group, Inc.                        51,417         38,700        90,117
----------------------------------------------------------------------------------------------------------------------------
                                       Taubman Centers, Inc                              23,000         27,100        50,100
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Retail - 7.3%                  Chelsea Property Group, Inc                       32,396          4,400        36,796
----------------------------------------------------------------------------------------------------------------------------
                                       Federal Realty Investment Trust                                   7,400         7,400
----------------------------------------------------------------------------------------------------------------------------
                                       Kimco Realty Corp                                 24,750         22,400        47,150
----------------------------------------------------------------------------------------------------------------------------
                                       Pan Pacific Retail Properties, Inc.               10,600          8,600        19,200
----------------------------------------------------------------------------------------------------------------------------
                                       Regency Centers Corp.                                             6,500         6,500
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Self Storage -3.3%             Public Storage, Inc.                              17,946         29,000        46,946
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost of $20,008,118, $24,634,507 and $44,642,625,
respectively)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100% (Cost of $20,983,441, $25,154,507 and
$46,137,948, respectively)
----------------------------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]


-----------------------------------------------------------------------------------------------------------------------------
Pro Forma
Portfolio of Investments
as of June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Scudder
                                                                                   RREEF
                                                                                Real Estate   Real Estate
                                                                                 Securities    Securities    Pro Forma
                                                                                    Fund       Fund, Inc.    Combined
                                                                                 Par/Share     Par/Share     Par/Share
                                                                                   Amount       Amount        Amount
----------------------------------------------------------------------------------------------------------------------
                                       Boston Properties, Inc                      965,352    1,861,231     2,826,583
----------------------------------------------------------------------------------------------------------------------
                                       Brookfield Properties Corp.                 917,666                    917,666
----------------------------------------------------------------------------------------------------------------------
                                       Carranerica Realty Corp                     958,294      106,155     1,064,449
----------------------------------------------------------------------------------------------------------------------
                                       CenterPoint Properties                      232,040            -       232,040
----------------------------------------------------------------------------------------------------------------------
                                       Duke Realty Corp                                         948,865       948,865
----------------------------------------------------------------------------------------------------------------------
                                       Equity Office Properties Trust              764,390    2,326,790     3,091,180
----------------------------------------------------------------------------------------------------------------------
                                       Kilroy Realty Corp                                       436,025       436,025
----------------------------------------------------------------------------------------------------------------------
                                       Koger Equity                                121,590            -       121,590
----------------------------------------------------------------------------------------------------------------------
                                       Liberty Property Trust                      658,000            -       658,000
----------------------------------------------------------------------------------------------------------------------
                                       PS Business Parks, Inc.                                  394,935       394,935
----------------------------------------------------------------------------------------------------------------------
                                       Prologis Trust                            1,357,200    1,266,200     2,623,400
----------------------------------------------------------------------------------------------------------------------
                                       Reckson Associates Realty Corp.                          819,210       819,210
----------------------------------------------------------------------------------------------------------------------
                                       SL Green Realty Corp.                       477,710      228,160       705,870
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        Regional Malls - 15.0%         Developers Diversified Realty Corp.         429,750            -       429,750
----------------------------------------------------------------------------------------------------------------------
                                       General Growth Properties, Inc.           1,450,542      877,200     2,327,742
----------------------------------------------------------------------------------------------------------------------
                                       The Rouse Co.                                          1,125,300     1,125,300
----------------------------------------------------------------------------------------------------------------------
                                       Simon Property Group, Inc.                1,894,202    1,425,708     3,319,910
----------------------------------------------------------------------------------------------------------------------
                                       Taubman Centers, Inc                        350,750      413,275       764,025
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        Retail - 7.3%                  Chelsea Property Group, Inc               1,083,646      147,180     1,230,826
----------------------------------------------------------------------------------------------------------------------
                                       Federal Realty Investment Trust                          205,054       205,054
----------------------------------------------------------------------------------------------------------------------
                                       Kimco Realty Corp                           828,877      750,176     1,579,053
----------------------------------------------------------------------------------------------------------------------
                                       Pan Pacific Retail Properties, Inc.         362,308      293,948       656,256
----------------------------------------------------------------------------------------------------------------------
                                       Regency Centers Corp.                                    192,723       192,723
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        Self Storage -3.3%             Public Storage, Inc.                        665,796    1,075,900     1,741,696
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost of $20,008,118, $24,634,507 and $44,642,625,          23,456,211   28,029,417    51,485,628
respectively)
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100% (Cost of $20,983,441, $25,154,507 and         24,431,534   28,549,417    52,980,951
$46,137,948, respectively)
----------------------------------------------------------------------------------------------------------------------

                   PRO FORMA CONDENSED STATEMENT OF OPERATIONS
             FOR THE 12 MONTH PERIOD ENDED JUNE 30, 2002 (Unaudited)


                                             Scudder RREEF
                                              Real Estate            Real Estate
                                             Securities Fund       Securities Fund,        Pro Forma        Acquiring Fund
                                                (Actual)             Inc. (Actual)        Adjustments       (As adjusted)
                                            --------------------------------------------------------------------------------
Investment Income:
  Dividend income, net                        $     1,167,017        $     1,130,867               --       $    2,297,884
  Interest income                             $             -                  6,740               --                6,740
                                            --------------------------------------------------------------------------------
          Total Investment Income                   1,167,017              1,137,607                             2,304,624
  Expenses
      Management                              $       189,851                173,541          (66,407)             296,985
      Distribution Fee                                      -                113,696               --              113,696
      All other expenses                               30,647                211,916          (18,680)             223,883
                                            --------------------------------------------------------------------------------
  Total expenses                                      220,498                499,153          (85,087) (1)         634,564
                                            --------------------------------------------------------------------------------
  Expenses reductions                                       -               (119,102)          55,136              (63,966)
  Expenses, net                                       220,498                380,051          (29,951)             570,598
                                            --------------------------------------------------------------------------------
Net investment income (loss)                          946,519                757,556           29,951            1,734,026
                                            --------------------------------------------------------------------------------


Net realized and unrealized gain (loss)
  on investment transactions:
  Net realized gain (loss) from investments
    and foreign currency related                      294,140              1,905,952               --            2,200,092
transactions
  Net unrealized appreciation
(depreciation)
    of investments and foreign currency
    related transactions                              945,821                910,300               --            1,856,121
                                            --------------------------------------------------------------------------------
                                                    1,239,961              2,816,252               --            4,056,213
                                            --------------------------------------------------------------------------------
Net increase (decrease) in net assets from
operations                                    $     2,186,480        $     3,573,808     $     29,951       $    5,790,239
                                            ================================================================================

(1) Represents estimated increases (decreases) in operating expenses, including new management, shareholder servicing fees, custodian, accounting and other expenses.

                                   Part C.
                              Other Information


Item 15. Indemnification

Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit (a) to Registrant's Initial Registration Statement which provides the following:

No Trustee or officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust of a beneficial owner for any act, omission or obligation of the Trust of any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or an officer.

The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said Trustee may be threatened, while as a Trustee or thereafter, by reason of being of having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other rights to which such person may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under Section
8.2 of the Declaration of Trust; provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.

Item 16. Exhibits

         (1) Declaration of Trust dated September 15, 1999 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

         (2)(a) By-Laws dated September 15, 1999 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Board Resolutions Relating to the Organization of Scudder RREEF Real Estate Securities Fund -- Class A, Class B, Class C, and Institutional Class Shares (as adopted by the Board of Trustees, including a majority of the Independent Trustees appearing in person, at a meeting held on June 17, 2002 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 3, 2002).

         (3)      Not Applicable.

         (4) Form of Agreement and Plan of Reorganization, filed as Exhibit A to Part A of the Registration Statement. (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on August 2, 2002).

         (5)      Not Applicable.

         (6)(a)   Form of Investment Management Agreement with RREEF
                  America, L.L.C. (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21,
                  1999).

            (b) Investment Management Agreement with Deutsche Asset Management, Inc. is filed herewith.

         (7)(a) Form of Distribution Agreement with UMB Distribution Sevices, LLC (f/k/a Sunstone Distribution Services, LLC) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Form of Distribution Agreement with UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC) efffective on April 17, 2001 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed March 28, 2002).

            (c) Underwriting and Distribution Services Agreement with Scudder Distributors, Inc. is filed herewith.

            (d) Shareholder Services Agreement relating to Class A, Class B and Class C Shares is filed herewith.

            (e) Expense Limitation Agreement with Deutshe Asset Management, Inc. is filed herewith.

         (8)      Not Applicable.

         (9)(a)   Form of Custodian Agreement with UMB Bank, n.a.
                  (Incorporated by reference to the Trust's Registration Statement on Form N-1A on September 21, 1999).

            (b) Custodian Agreement with Deutsche Bank Trust Company Americas is filed herewith.

        (10)(a) Form of Rule 12b-1 Distribution Plan (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Rule 12b-1 Distribution Plan relating to the Class A Shares is filed herewith

            (c) Rule 12b-1 Distribution Plan relating to the Class B Shares is filed herewith.

            (d) Rule 12b-1 Distribution Plan relating to the Class C Shares is filed herewith

            (e) Plan pursuant to Rule 18f-3 (Incorporated by reference to Post- Effective Amendment No. 1 to the Trust's Registration Statement as filed on February 7, 2000).

            (f)   Plan pursuant to Rule 18f-3 is filed herewith.

        (11) Opinion and Consent D'Ancona & PFlaum LLC that shares will be validly issued, fully paid and non-assessable is filed herewith.

        (12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences. (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on August 2, 2002).

        (13)(a)   Form of Administration and Fund Accounting Agreement with
                  UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Form of Transfer Agency Agreement with UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (c) Master Services Agreement with Investment Company Capital Corp. is filed herewith.

        (14)(a)   Consent of PricewaterhouseCoopers LLP is filed herewith.

            (b)   Consent of Deloitte & Touche LLP is filed herewith.

        (15)      Not Applicable.

        (16)      Powers of Attorney are filed herewith.

        (17)(a)   Proxy Card is filed herewith.

            (b) Prospectus for Real Estate Securities Fund, Inc. dated May 1, 2002 is incorporated by reference to the Real Estate Securities Fund, Inc.'s Registration Statement as filed on April 30, 2002 (SEC Accession Number 0000893220-02-000552).

            (c) Statement of Additional Information for Real Estate Securities Fund, Inc. dated May 1, 2002 is incorporated by reference to the Real Estate Securities Fund, Inc.'s Registration Statement as filed on April 30, 2002 (SEC Accession Number 0000893220-02-000552).

            (d) Prospectus for Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund dated September 3, 2002 is incorporated by reference to the Registrant's Registration Statement as filed on September 3, 2002 (SEC Accession Number 0000948221-02-000485).

            (e) Statement of Additional Information for Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund dated September 3, 2002 is incorporated by reference to the Registrant's Registration Statement as filed on September 3, 2002 (SEC Accession Number 0000948221-02-000485).

            (f) Audited Financial Statements dated December 31, 2001 for the Real Estate Securities Fund, Inc. are incorporated by reference to the Real Estate Securities Fund, Inc.'s Form N-30D filed on February 26, 2002 (SEC Accession Number 0000935069-02-000118).

            (g) Semi-Annual Unaudited Financial Statements dated June 30, 2002 for the Real Estate Securities Fund, Inc. are incorporated by reference to the Real Estate Securities Fund, Inc.'s Form N-30D filed on August 29, 2002 (SEC Accession Number 0000935069-02-000963).

            (h) Audited Financial Statements dated November 30, 2001 for the Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund are incorporated by reference to the Trust's Form N-30D filed on January 29, 2002 (SEC Accession Number 0000948221-02-000025).

            (i) Semi-Annual Unaudited Financial Statements dated May 31, 2002 for the Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund are incorporated by reference to the Trust's Form N-30D filed on July 16, 2002 (SEC Accession Number 0000948221-02-000403).

Item 17. Undertakings


         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Chicago and State of Illinois, on the 6th day of September 2002.

                        Scudder RREEF Securities Trust Scudder RREEF Real Estate Securities Fund
                        Registrant

                        By: /s/ William Glavin
                            -------------------------
                            William Glavin
                            President and Chief Executive Officer

         As required by the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities and on the dates indicated.



Signature                             Title                                          Date

/s/ William Glavin                    President and Chief Executive Officer          September 6, 2002
------------------------
William Glavin

/s/ Gary French                       Treasurer                                      September 6, 2002
------------------------
Gary French

/s/ Richard R. Burt*                  Trustee                                        September 6, 2002
------------------------
Richard R. Burt

/s/ S. Leland Dill*                   Trustee                                        September 6, 2002
------------------------
S. Leland Dill

/s/ Martin J. Gruber*                 Trustee                                        September 6, 2002
------------------------
Martin J. Gruber

/s/ Richard T. Hale*                  Trustee                                        September 6, 2002
------------------------
Richard T. Hale

/s/ Joseph R. Hardiman*               Trustee                                        September 6, 2002
------------------------
Joseph R. Hardiman

/s/ Richard J. Herring*               Trustee                                        September 6, 2002
------------------------
Richard J. Herring

/s/ Graham E. Jones*                  Trustee                                        September 6, 2002
------------------------
Graham E. Jones

/s/ Rebecca W. Rimel*                 Trustee                                        September 6, 2002
------------------------
Rebecca W. Rimel

/s/ Philip Saunders, Jr.*             Trustee                                        September 6, 2002
------------------------
Philip Saunders, Jr.

/s/ William N. Searcy*                Trustee                                        September 6, 2002
------------------------
William N. Searcy

/s/ Robert H. Wadsworth*              Trustee                                        September 6, 2002
------------------------
Robert H. Wadsworth


* By:  /s/ Bruce A. Rosenblum
       ----------------------
       Bruce A. Rosenblum
       Pursuant to Power of Attorney


                                  EXHIBIT INDEX


      EXHIBIT NO.                  DESCRIPTION


         (6)(b) Investment Management Agreement with Deutsche Asset Management, Inc. is filed herewith.

         (7)(c) Underwriting and Distribution Services Agreement with Scudder Distributors, Inc. is filed herewith.

            (d) Shareholder Services Agreement relating to Class A, Class B and Class C Shares is filed herewith.

            (e) Expense Limitation Agreement with Deutsche Asset Management, Inc. is filed herewith.

         (9)(b) Custodian Agreement with Deutsche Bank Trust Company Americas is filed herewith.

        (10)(b) Rule 12b-1 Distribution Plan relating to the Class A Shares is filed herewith

            (c) Rule 12b-1 Distribution Plan relating to the Class B Shares is filed herewith.

            (d) Rule 12b-1 Distribution Plan relating to the Class C Shares is filed herewith.

            (f)   Plan pursuant to Rule 18f-3 is filed herewith.

        (11) Opinion and Consent of D'Ancona & Pflaum LLC is filed herewith.

        (13)(c) Master Services Agreement with Investment Company Capital Corp. is filed herewith.

        (14)(a)   Consent of PricewaterhouseCoopers LLP is filed herewith.

            (b)   Consent of Deloitte & Touche LLP is filed herewith.

        (16)      Powers of Attorney are filed herewith.

        (17)(a)   Proxy Card is filed herewith.